UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

June 30, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric
Tax-Managed Emerging
Markets Fund
Annual Report
June 30, 2022

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report June 30, 2022
Parametric
Tax-Managed Emerging Markets Fund

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Management’s Discussion of Fund Performance†

Economic and Market Conditions
Emerging market equities fell sharply throughout the 12-month period ended June 30, 2022, against a backdrop of ongoing waves of COVID-19, rising global inflation, Russia’s unprovoked war on Ukraine, and mounting concerns of a global recession. In total, the MSCI Emerging Markets Index (the Index) was down -25.28%, overcome by weakness in parts of Asia and Europe, although results for commodity producing countries in Latin America and the Middle East were stronger.
Index returns over the first half of the period were negative, in large part due to weakness in China. Markets there fell in reaction to a regulatory crackdown by the central authority and fears that major property developers would become insolvent. Performance in Korea was also challenged, with local stocks and the Korean won broadly declining.
By early 2022, Russia’s war in Ukraine took center stage, with the atrocities weighing on the minds of investors and increasing volatility across most markets. For its actions, MSCI moved swiftly to remove Russia from the Index at zero value, creating a loss of 100% for impacted Russian issuers within the Index. A swift pickup in inflation further weighed on markets, but lifted returns across most oil-producing nations throughout Europe, Middle East, and Africa.
Results throughout Latin America fared better, although the region did experience significant dispersion at the individual country level. Brazil had the sharpest declines, as investors fretted over soaring consumer prices which forced the central bank to hike rates faster than expected, potentially undercutting the country’s economic prospects. Mexico weathered the period much better, as markets benefited from better-than-expected economic data and surging commodity prices.
Fund Performance
For the 12-month period ended June 30, 2022, Parametric Tax-Managed Emerging Markets Fund (the Fund) had a total return of -18.63% for Class I shares at net asset value (NAV), outperforming the Fund’s benchmark, the Index, which had a total return of -25.28% for the same period.
The Fund’s emphasis on diversification via a system of target country weights and systematic rebalancing back to these target weights contributed to performance relative to the Index during the period. The diversification targets consistently have the Fund underweight larger countries and overweight smaller countries. The Fund’s emphasis on diversification at the sector level within each country also aided returns relative to the Index. Finally, frontier countries included in the Fund, but not in the Index, were an additional source of outperformance.
An underweight to China contributed to relative performance against the Index, as did the sector diversification process which led to overweighting energy and materials sectors, and underweighting consumer discretionary. China’s market declined significantly over the year following a regulatory crackdown by the central authority on the nation’s larger industries. An underweight to Korea also benefited relative results, as weakness across all sectors and a fall in the won versus the dollar led to a loss for U.S.-based investors. Furthermore, an overweight to Turkey helped performance relative to the Index. Headline performance for Turkey was buoyed by double-digit gains in the energy and industrials sectors.
An underweight to India harmed returns relative to the Index, as Indian equity markets outperformed the broader market in response to wide-ranging stimulus doled out to support the economy. The stock selection process in Brazil also weighed on relative performance. This was largely a result of including small-cap stocks in the technology sector, which trailed their larger peers. In addition, an underweight to Taiwan detracted from relative results. The country’s stock market modestly outperformed over the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Performance

Portfolio Manager(s) Thomas C. Seto, Paul W. Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class I at NAV	06/30/1998	06/30/1998	(18.63)%	0.28%	1.91%

MSCI Emerging Markets Index	—	—	(25.28)%	2.18%	3.06%
% After-Tax Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class I After Taxes on Distributions	06/30/1998	06/30/1998	(19.90)%	(0.19)%	1.55%
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	(8.94)	0.56	1.78
% Total Annual Operating Expense Ratio[3]	Class I
0.96%
Growth of $1,000,000

This graph shows the change in value of a hypothetical investment of $1,000,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Fund Profile

Sector Allocation (% of net assets)*
*	Excludes cash and cash equivalents.
Geographic Allocation (% of common stocks)
Top 10 Holdings (% of net assets)*
Tencent Holdings, Ltd.	1.2%
America Movil SAB de CV, Series L	0.9
Taiwan Semiconductor Manufacturing Co., Ltd.	0.9
Samsung Electronics Co., Ltd.	0.8
Ahli United Bank BSC	0.7
Naspers, Ltd., Class N	0.7
Saudi Arabian Oil Co.	0.7
Turkiye Petrol Rafinerileri AS	0.7
Delta Electronics (Thailand) PCL	0.6
Reliance Industries, Ltd.	0.6
Total	7.8%

*	Excludes cash and cash equivalents.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Class I (renamed from Institutional Class effective April 29, 2022) shares are offered at net asset value (NAV). Prior to September 1, 2016, Class I shares were subject to a 2% redemption fee at the time of exchange or redemption. Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.
[3]	Source: Fund prospectus. The expense ratio for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective April 29, 2022, the Fund’s Institutional Class shares were redesignated as Class I shares. This share class redesignation did not result in changes to the annual operating expenses of Class I or the Fund.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period* (1/1/22 – 6/30/22)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$ 852.00	$4.41	0.96%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,020.03	$4.81	0.96%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2021.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Portfolio of Investments

Common Stocks — 98.9%
Security	Shares	Value
Argentina — 0.5%
Banco BBVA Argentina S.A.(1)	2,907	$ 2,324
Banco BBVA Argentina S.A. ADR(1)(2)	25,531	61,019
Banco Macro S.A. ADR(1)(2)	13,067	146,350
Banco Macro S.A., Class B(1)	6	7
IRSA Inversiones y Representaciones S.A.(1)	10,460	3,833
IRSA Inversiones y Representaciones S.A. ADR(1)	13,228	47,621
Ledesma SAAI	259,501	85,676
MercadoLibre, Inc.(1)	1,636	1,041,919
Molinos Agro S.A.	18,283	141,542
Molinos Rio de la Plata S.A., Class B	75,026	37,244
Pampa Energia S.A. ADR(1)	3,775	77,312
Ternium Argentina S.A.(1)	2,005,200	940,111
Transportadora de Gas del Sur S.A.(1)	2	2
Transportadora de Gas del Sur S.A. ADR(1)(2)	52,531	270,009
		$ 2,854,969
Bahrain — 1.0%
Ahli United Bank BSC	4,459,705	$ 3,893,331
Al Salam Bank BSC	5,020,868	1,096,995
GFH Financial Group BSC	1,235,727	334,237
Ithmaar Holding BSC(1)	5,718,590	275,281
		$ 5,599,844
Bangladesh — 0.6%
Al-Arafah Islami Bank, Ltd.	329,780	$ 90,369
Bangladesh Export Import Co., Ltd.	247,636	343,803
Beximco Pharmaceuticals, Ltd.	79,073	130,818
British American Tobacco Bangladesh Co., Ltd.	21,052	122,463
Grameenphone, Ltd.	72,336	227,644
Jamuna Oil Co., Ltd.	50,340	95,485
Khulna Power Co., Ltd.	231,595	67,572
LafargeHolcim Bangladesh, Ltd.	194,809	142,404
LankaBangla Finance, Ltd.	629,970	191,853
Meghna Petroleum, Ltd.	38,062	82,571
MJL Bangladesh, Ltd.	62,177	61,023
Olympic Industries, Ltd.	99,202	131,809
Padma Oil Co., Ltd.	25,811	59,127
Pubali Bank, Ltd.	399,988	113,363
Social Islami Bank, Ltd.	1,394,460	201,381
Square Pharmaceuticals, Ltd.	292,370	677,757
Summit Power, Ltd.	372,759	149,337
Titas Gas Transmission & Distribution Co., Ltd.	163,853	74,989
Security	Shares	Value
Bangladesh (continued)
Unique Hotel & Resorts, Ltd.	394,668	$ 265,514
United Commercial Bank, Ltd.	1,185,390	173,816
		$ 3,403,098
Botswana — 0.7%
Absa Bank Botswana, Ltd.	525,892	$ 202,758
Botswana Insurance Holdings, Ltd.	560,747	791,225
First National Bank of Botswana, Ltd.	5,345,500	1,139,019
Letshego Holdings, Ltd.	2,688,951	334,973
Sechaba Breweries Holdings, Ltd.	1,086,400	1,524,197
		$ 3,992,172
Brazil — 4.0%
Aliansce Sonae Shopping Centers S.A.	29,996	$ 91,763
Alpargatas S.A., PFC Shares	29,100	106,426
AMBEV S.A.	334,325	856,023
Americanas S.A.	85,210	218,665
Arezzo Industria e Comercio S.A.	8,000	106,316
B3 S.A. - Brasil Bolsa Balcao	76,655	160,533
Banco Bradesco S.A., PFC Shares	166,530	547,309
Banco do Brasil S.A.	19,000	121,186
BR Malls Participacoes S.A.	158,800	228,181
Braskem S.A., PFC Shares	28,900	205,646
BRF S.A.(1)	26,866	69,764
CCR S.A.	160,000	383,074
Centrais Eletricas Brasileiras S.A., PFC Shares	65,766	586,854
Cia Brasileira de Distribuicao	17,556	54,814
Cia de Saneamento Basico do Estado de Sao Paulo ADR	48,898	390,695
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	54,852	240,750
Cielo S.A.	495,200	354,833
Cosan S.A.	75,536	262,686
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	64,624	145,956
EDP-Energias do Brasil S.A.	48,800	191,248
Engie Brasil Energia S.A.	30,425	240,100
Equatorial Energia S.A.	54,600	238,287
Gol Linhas Aereas Inteligentes S.A., PFC Shares(1)	63,139	109,425
Hapvida Participacoes e Investimentos S.A.(3)	911,257	952,446
Hypera S.A.	120,000	872,235
Iguatemi S.A.	33,840	116,325
Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira	38,800	183,196
Itau Unibanco Holding S.A., PFC Shares	100,193	434,011
Itausa S.A., PFC Shares	115,661	184,317
JBS S.A.	51,902	313,289

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Portfolio of Investments — continued

Security	Shares	Value
Brazil (continued)
Klabin S.A., PFC Shares	235,000	$ 180,512
Localiza Rent a Car S.A.	52,932	530,084
Lojas Renner S.A.	90,255	390,100
Marfrig Global Foods S.A.	28,300	65,485
MRV Engenharia e Participacoes S.A.	75,500	112,670
Natura & Co. Holding S.A.	58,700	150,523
Pagseguro Digital, Ltd., Class A(1)	29,400	301,056
Petroleo Brasileiro S.A., PFC Shares	463,091	2,471,435
Raia Drogasil S.A.	66,300	243,235
Rede D'Or Sao Luiz S.A.(3)	224,900	1,245,374
Rumo S.A.	96,199	293,554
Sendas Distribuidora S.A.	35,780	97,561
Sinqia S.A.	34,500	104,421
StoneCo, Ltd., BDR(1)	467	3,569
StoneCo, Ltd., Class A(1)	34,100	262,570
Suzano S.A.	31,841	302,321
Telefonica Brasil S.A.	90,505	813,835
TIM S.A.	158,975	387,607
TOTVS S.A.	186,500	828,897
Transmissora Alianca de Energia Electrica S.A.	57,776	426,355
Ultrapar Participacoes S.A.	73,348	172,527
Vale S.A.	100,618	1,471,938
Via S.A.(1)	170,800	62,662
Vibra Energia S.A.	135,800	433,599
Weg S.A.	170,128	859,832
XP, Inc., BDR(1)	2,313	41,602
XP, Inc., Class A(1)(2)	3,300	59,268
YDUQS Participacoes S.A.	51,900	129,615
		$ 21,408,560
Bulgaria — 0.3%
Bulgartabak Holding(1)	3,450	$ 21,995
CB First Investment Bank AD(1)	54,000	54,901
Chimimport AD(1)	337,600	163,041
Industrial Holding Bulgaria PLC(1)	576,865	609,087
Sopharma AD(1)	303,500	726,120
		$ 1,575,144
Chile — 2.2%
Banco de Chile	6,307,082	$ 573,902
Banco de Credito e Inversiones S.A.	8,149	238,542
Banco Santander Chile ADR	28,749	468,321
CAP S.A.	12,124	109,262
Cencosud S.A.	381,660	485,783
Cencosud Shopping S.A.	249,118	226,735
Cia Cervecerias Unidas S.A. ADR	49,000	618,870
Security	Shares	Value
Chile (continued)
Cia Sud Americana de Vapores S.A.	13,420,589	$ 1,199,100
Embotelladora Andina S.A., Series B ADR(2)	23,172	257,673
Empresa Nacional de Telecomunicaciones S.A.	61,526	192,359
Empresas CMPC S.A.	110,776	184,093
Empresas COPEC S.A.	196,288	1,448,123
Enel Americas S.A.	4,890,032	464,144
Enel Americas S.A. ADR(2)	23,541	107,111
Enel Chile S.A.	7,704,143	174,207
Enel Chile S.A. ADR	39,306	43,630
Falabella S.A.	390,387	914,654
Forus S.A.	40,950	45,473
Parque Arauco S.A.	498,951	389,037
Plaza S.A.	232,430	180,088
Quinenco S.A.	108,178	265,243
Ripley Corp. S.A.	1,176,774	185,932
Sociedad Matriz SAAM S.A.	1,208,739	72,447
Sociedad Quimica y Minera de Chile S.A. ADR	29,800	2,489,194
Sonda S.A.	210,171	62,984
Vina Concha y Toro S.A.	162,058	221,634
		$ 11,618,541
China — 18.1%
AAC Technologies Holdings, Inc.(2)	70,500	$ 162,887
AECC Aviation Power Co., Ltd.	66,500	452,157
Agricultural Bank of China, Ltd., Class H	696,000	263,127
Air China, Ltd., Class H(1)	466,000	406,120
Alibaba Group Holding, Ltd. ADR(1)	16,709	1,899,479
A-Living Smart City Services Co., Ltd.(3)	58,000	93,370
Aluminum Corp. of China, Ltd., Class H	534,000	200,734
Angang Steel Co., Ltd., Class H	348,000	130,284
Anhui Conch Cement Co., Ltd., Class H	186,000	807,226
ANTA Sports Products, Ltd.	69,143	850,900
Baidu, Inc. ADR(1)	5,200	773,396
Bank of China, Ltd., Class H	844,275	337,348
Bank of Communications, Ltd., Class H	369,000	255,772
Baoshan Iron & Steel Co., Ltd., Class A	221,000	199,007
BeiGene, Ltd. ADR(1)	4,425	716,186
Beijing Capital International Airport Co., Ltd., Class H(1)	360,000	245,664
Beijing Enterprises Holdings, Ltd.	95,500	339,545
Beijing Originwater Technology Co., Ltd., Class A	171,376	133,624
Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	85,280	64,583
BOE Technology Group Co., Ltd., Class A	353,900	208,489
BYD Co., Ltd., Class H	13,672	551,111
BYD Electronic (International) Co., Ltd.(2)	92,500	292,749
CGN Power Co., Ltd.(3)	1,143,000	276,879

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Portfolio of Investments — continued

Security	Shares	Value
China (continued)
Changchun High & New Technology Industry Group, Inc., Class A	11,600	$ 405,473
Chaozhou Three-Circle Group Co., Ltd., Class A	49,900	224,710
China CITIC Bank Corp., Ltd., Class H	153,000	68,531
China Conch Environment Protection Holdings, Ltd.(1)	76,500	53,231
China Construction Bank Corp., Class H	1,088,745	734,088
China Everbright Environment Group, Ltd.	262,148	155,013
China Gas Holdings, Ltd.	263,161	407,405
China Hongqiao Group, Ltd.(2)	273,500	308,110
China International Marine Containers Co., Ltd.	70,174	113,606
China Jinmao Holdings Group, Ltd.	1,068,000	287,856
China Life Insurance Co., Ltd., Class H	106,000	185,049
China Longyuan Power Group Corp., Ltd., Class H	678,000	1,313,941
China Medical System Holdings, Ltd.	217,000	338,305
China Mengniu Dairy Co., Ltd.	201,000	1,007,644
China Merchants Bank Co., Ltd., Class H	56,000	378,248
China Merchants Port Holdings Co., Ltd.	84,000	143,067
China Merchants Shekou Industrial Zone Holdings Co., Ltd.(4)	935,251	0
China Molybdenum Co., Ltd., Class H(2)	1,020,000	569,576
China National Building Material Co., Ltd., Class H	410,000	439,176
China Northern Rare Earth Group High-Tech Co., Ltd.	77,200	406,751
China Oilfield Services, Ltd., Class H	266,000	259,738
China Overseas Land & Investment, Ltd.	346,360	1,101,758
China Pacific Insurance (Group) Co., Ltd., Class H	55,200	135,572
China Petroleum & Chemical Corp., Class H	4,996,200	2,251,285
China Railway Group, Ltd., Class H	400,000	247,615
China Resources Beer Holdings Co., Ltd.	138,000	1,031,271
China Resources Cement Holdings, Ltd.	354,000	238,497
China Resources Gas Group, Ltd.	198,000	922,961
China Resources Land, Ltd.	261,111	1,224,424
China Resources Mixc Lifestyle Services, Ltd.(3)	44,200	219,581
China Resources Power Holdings Co., Ltd.	272,000	561,831
China Shenhua Energy Co., Ltd., Class H	629,074	1,804,360
China Southern Airlines Co., Ltd., Class H(1)	562,500	326,153
China State Construction International Holdings, Ltd.	180,000	199,197
China Tourism Group Duty Free Corp., Ltd., Class A	11,076	386,139
China Vanke Co., Ltd., Class H	187,617	472,378
China Yangtze Power Co., Ltd., Class A	236,900	818,729
Chinasoft International, Ltd.	294,000	301,724
CIFI Holdings Group Co., Ltd.	534,560	269,460
CITIC Securities Co., Ltd., Class H	43,500	97,509
CITIC, Ltd.	415,000	423,058
Contemporary Amperex Technology Co., Ltd., Class A	5,900	472,663
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,068,000	681,511
COSCO SHIPPING Holdings Co., Ltd., Class H	350,294	491,687
Security	Shares	Value
China (continued)
Country Garden Holdings Co., Ltd.(2)	512,000	$ 319,530
Country Garden Services Holdings Co., Ltd.	153,425	688,551
CRRC Corp., Ltd., Class H	327,000	121,883
CSPC Pharmaceutical Group, Ltd.	1,538,560	1,537,828
Dali Foods Group Co., Ltd.(3)	311,500	165,679
Daqo New Energy Corp. ADR(1)	5,500	392,590
Dongfeng Motor Group Co., Ltd., Class H	586,000	446,120
East Money Information Co., Ltd., Class A	79,408	302,449
ESR Cayman, Ltd.(1)(3)	108,600	294,485
Flat Glass Group Co., Ltd., Class H(2)	40,000	140,814
Foshan Haitian Flavouring & Food Co., Ltd., Class A	25,113	339,904
Ganfeng Lithium Co., Ltd., Class A	16,500	367,908
Ganfeng Lithium Co., Ltd., Class H(3)	28,840	317,863
GDS Holdings, Ltd. ADR(1)	9,416	314,400
GEM Co., Ltd., Class A	124,200	169,204
Gemdale Corp.	37,201	74,784
Genscript Biotech Corp.(1)	68,000	247,270
GoerTek, Inc., Class A	226,900	1,139,706
Gotion High-tech Co., Ltd., Class A	63,830	436,325
Great Wall Motor Co., Ltd., Class H	316,259	655,036
Greentown Service Group Co., Ltd.	156,000	176,576
Guangdong Investment, Ltd.	646,829	683,719
Guanghui Energy Co., Ltd.	306,545	481,540
Guangzhou Automobile Group Co., Ltd., Class H	381,199	369,816
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	210,000	617,473
Haier Smart Home Co., Ltd.	135,829	558,619
Han's Laser Technology Industry Group Co., Ltd., Class A	46,800	232,336
Hansoh Pharmaceutical Group Co., Ltd.(3)	176,000	356,389
Hengan International Group Co., Ltd.	78,000	367,150
Hua Hong Semiconductor, Ltd.(1)(3)	58,000	210,532
Huadong Medicine Co., Ltd., Class A	53,160	359,620
Hualan Biological Engineering, Inc., Class A	59,670	203,754
Huaneng Power International, Inc., Class H	482,000	239,976
Huayu Automotive Systems Co., Ltd.	82,100	282,526
Hundsun Technologies, Inc.	17,826	116,270
Iflytek Co., Ltd., Class A	37,950	234,332
Industrial & Commercial Bank of China, Ltd., Class H	736,000	439,134
Industrial Bank Co., Ltd., Class A	93,482	278,615
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	34,300	199,815
Innovent Biologics, Inc.(1)(3)	90,000	402,665
JD.com, Inc. ADR	16,000	1,027,520
JD.com, Inc., Class A	6,724	216,668
Jiangsu Expressway Co., Ltd., Class H	480,000	484,225
Jiangsu Hengrui Medicine Co., Ltd., Class A	86,772	481,605
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	15,400	422,334

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Portfolio of Investments — continued

Security	Shares	Value
China (continued)
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	81,550	$ 312,747
Jiangxi Copper Co., Ltd., Class H	255,000	348,702
Jinke Properties Group Co., Ltd., Class A	244,151	104,436
JinkoSolar Holding Co., Ltd. ADR(1)(2)	6,100	421,998
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd.(1)	41,300	213,665
Kingboard Holdings, Ltd.	71,200	270,008
Kingboard Laminates Holdings, Ltd.	180,500	223,042
Kingdee International Software Group Co., Ltd.(1)	254,000	598,427
Kingsoft Corp., Ltd.	44,400	173,488
Kunlun Energy Co., Ltd.	330,000	270,616
Kweichow Moutai Co., Ltd., Class A	6,310	1,929,927
KWG Group Holdings, Ltd.	165,500	52,911
Legend Biotech Corp. ADR(1)	5,317	292,435
Lenovo Group, Ltd.	632,000	593,895
Lens Technology Co., Ltd., Class A	59,900	99,455
Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	192,205
Li Ning Co., Ltd.	70,312	654,681
Longfor Group Holdings, Ltd.(3)	121,500	577,871
LONGi Green Energy Technology Co., Ltd., Class A	241,144	2,411,842
Lonking Holdings, Ltd.	1,300,000	315,263
Luxshare Precision Industry Co., Ltd., Class A	179,851	909,566
Luzhou Laojiao Co., Ltd., Class A	7,900	291,585
Maanshan Iron & Steel Co., Ltd., Class H	1,305,000	396,484
Maxscend Microelectronics Co., Ltd., Class A	6,720	135,923
Meituan, Class B(1)(3)	48,700	1,215,274
MMG, Ltd.(1)	1,232,000	457,437
NARI Technology Co., Ltd., Class A	80,544	325,917
NetEase, Inc. ADR	7,200	672,192
Nine Dragons Paper Holdings, Ltd.	473,000	401,020
Nongfu Spring Co., Ltd., Class H(2)(3)	93,200	537,815
Oceanwide Holdings Co., Ltd., Class A(1)	270,200	61,436
PetroChina Co., Ltd., Class H	3,964,300	1,859,281
PICC Property & Casualty Co., Ltd., Class H	130,000	135,565
Ping An Bank Co., Ltd., Class A	44,700	100,314
Ping An Insurance Group Co. of China, Ltd., Class H	66,046	454,611
Pingdingshan Tianan Coal Mining Co., Ltd.	145,015	294,097
Poly Developments and Holdings Group Co., Ltd., Class A	74,600	194,846
Postal Savings Bank of China Co., Ltd., Class H(3)	136,000	108,381
Qingling Motors Co., Ltd., Class H	1,448,966	243,862
RLX Technology Inc. ADR(1)	127,900	272,427
Sanan Optoelectronics Co., Ltd.	53,900	198,599
SDIC Power Holdings Co., Ltd.	112,800	177,007
Shandong Gold Mining Co., Ltd.	86,844	239,098
Shanghai Fosun Pharmaceutical Group Co., Ltd.	232,500	864,855
Security	Shares	Value
China (continued)
Shanghai Industrial Holdings, Ltd.	138,000	$ 199,789
Shanghai Pharmaceuticals Holding Co., Ltd.	173,400	287,913
Shanxi Coking Coal Energy Group Co., Ltd., Class A	301,730	602,005
Shenergy Co., Ltd.	227,799	193,575
Shenwan Hongyuan Group Co., Ltd., Class A	139,900	89,806
Shenzhen Energy Group Co., Ltd., Class A	290,352	278,632
Shenzhen Inovance Technology Co., Ltd., Class A	37,700	371,930
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	56,300	236,631
Sichuan Chuantou Energy Co., Ltd.	152,000	270,797
Sino Biopharmaceutical, Ltd.	1,654,750	1,055,107
Sinopec Oilfield Service Corp., Class H(1)	2,725,500	211,547
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,272,000	217,448
Sinopharm Group Co., Ltd., Class H	138,800	336,053
SITC International Holdings Co., Ltd.	110,000	312,860
Sunac China Holdings, Ltd.(4)	267,000	77,921
Sunny Optical Technology Group Co., Ltd.	53,600	878,867
TBEA Co., Ltd.	168,219	690,256
TCL Technology Group Corp., Class A	372,800	267,366
Tencent Holdings, Ltd.	144,411	6,536,783
Tingyi (Cayman Islands) Holding Corp.	278,000	477,763
Tonghua Dongbao Pharmaceutical Co., Ltd.	106,833	165,195
TravelSky Technology, Ltd., Class H	93,000	181,344
Trip.com Group, Ltd. ADR(1)	12,900	354,105
Tsingtao Brewery Co., Ltd., Class H	70,000	728,668
Uni-President China Holdings, Ltd.	290,000	249,373
United Laboratories International Holdings, Ltd. (The)	362,000	215,360
Wanhua Chemical Group Co., Ltd.	41,920	608,695
Want Want China Holdings, Ltd.	391,000	340,977
Weichai Power Co., Ltd., Class H	222,200	353,876
Weimob, Inc.(1)(2)(3)	197,000	135,850
Will Semiconductor Co., Ltd. Shanghai, Class A	6,500	168,690
Wuliangye Yibin Co., Ltd., Class A	21,600	653,056
WuXi Biologics Cayman, Inc.(1)(3)	196,000	1,816,022
Xiaomi Corp., Class B(1)(3)	523,201	915,428
Xinjiang Zhongtai Chemical Co., Ltd., Class A	112,800	130,926
Xinyi Glass Holdings, Ltd.	127,000	306,421
Xinyi Solar Holdings, Ltd.	382,000	591,928
Yangzijiang Financial Holdings, Ltd.(1)	316,000	93,256
Yangzijiang Shipbuilding Holdings, Ltd.	316,000	211,602
Yankuang Energy Group Co., Ltd., Class H	442,000	1,382,723
Yihai International Holding, Ltd.	91,000	328,281
Yuexiu Property Co., Ltd.	109,000	140,067
Yunnan Baiyao Group Co., Ltd., Class A	27,329	246,819
Zai Lab, Ltd. ADR(1)	7,289	252,783
Zhaojin Mining Industry Co., Ltd., Class H(1)	278,000	240,166
Zhejiang Dahua Technology Co., Ltd., Class A	94,600	232,552

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Portfolio of Investments — continued

Security	Shares	Value
China (continued)
Zhejiang Expressway Co., Ltd., Class H(1)	274,000	$ 252,549
Zhejiang Huahai Pharmaceutical Co., Ltd.	77,088	261,304
Zhejiang Longsheng Group Co., Ltd.	220,600	335,951
Zhuzhou CRRC Times Electric Co., Ltd., Class H	60,800	300,647
Zijin Mining Group Co., Ltd., Class H	546,000	664,420
ZTE Corp., Class H	172,939	404,464
ZTO Express Cayman, Inc. ADR	21,080	578,646
		$ 98,095,455
Colombia — 1.0%
BAC Holding International Corp.(1)	819,952	$ 53,921
Banco Davivienda S.A., PFC Shares	19,986	162,242
Bancolombia S.A.	38,385	310,122
Bancolombia S.A. ADR, PFC Shares	16,700	514,861
Cementos Argos S.A.	228,502	255,398
Corp. Financiera Colombiana S.A.(1)	12,601	62,225
Ecopetrol S.A.	1,555,821	844,363
Ecopetrol S.A. ADR(2)	47,400	514,764
Geopark, Ltd.	19,500	251,940
Grupo Argos S.A.	143,095	519,108
Grupo Aval Acciones y Valores S.A., PFC Shares	378,825	68,440
Grupo de Inversiones Suramericana S.A.	40,591	385,243
Grupo Energia Bogota S.A. ESP	616,924	296,918
Grupo Nutresa S.A.	77,904	743,128
Interconexion Electrica S.A.	116,965	577,588
		$ 5,560,261
Croatia — 0.6%
AD Plastik DD	30,852	$ 382,002
Adris Grupa DD, PFC Shares	12,319	678,451
Atlantic Grupa DD	1,617	354,564
Ericsson Nikola Tesla DD	1,290	313,127
Hrvatski Telekom DD	22,711	553,707
Koncar-Elektroindustrija DD	1,354	165,130
Podravka Prehrambena Ind DD	1,386	113,823
Valamar Riviera DD(1)	116,366	540,452
Zagrebacka Banka DD	6,564	59,005
		$ 3,160,261
Czech Republic — 0.6%
CEZ AS	52,748	$ 2,380,097
Komercni Banka AS	12,523	354,531
Moneta Money Bank AS(3)	39,043	141,993
Philip Morris CR AS	219	151,123
		$ 3,027,744
Security	Shares	Value
Egypt — 0.6%
Commercial International Bank Egypt SAE	340,623	$ 674,632
Eastern Co. SAE	996,298	545,128
Egypt Kuwait Holding Co. SAE	650,203	829,067
Egyptian Financial Group-Hermes Holding Co.(1)	219,520	139,203
Egyptian International Pharmaceutical Industries Co.	37,035	60,020
ElSewedy Electric Co.(1)	557,611	179,745
Medinet Nasr Housing	649,154	86,616
Oriental Weavers	643,368	225,665
Talaat Moustafa Group	583,273	217,380
		$ 2,957,456
Estonia — 0.6%
AS Merko Ehitus	7,278	$ 106,641
AS Tallink Grupp(1)	3,405,412	1,840,319
AS Tallinna Kaubamaja Grupp	113,132	1,196,028
		$ 3,142,988
Ghana — 0.4%
Aluworks, Ltd.(1)	5,176,100	$ 64,500
CalBank PLC	1,191,902	118,874
Ghana Commercial Bank, Ltd.	1,285,170	800,698
Societe Generale Ghana PLC	1,345,362	197,759
Standard Chartered Bank of Ghana, Ltd.	210,466	532,380
Unilever Ghana PLC(1)	249,000	182,633
		$ 1,896,844
Greece — 1.3%
Aegean Airlines S.A.(1)	12,038	$ 60,306
Alpha Services and Holdings S.A.(1)	115,150	101,721
Athens Water Supply & Sewage Co. S.A.	17,071	129,056
Costamare, Inc.	13,966	168,989
Eurobank Ergasias Services and Holdings S.A.(1)	404,018	362,424
GEK Terna Holding Real Estate Construction S.A.(1)	42,735	420,245
Hellenic Petroleum Holdings S.A.	23,858	158,051
Hellenic Telecommunications Organization S.A.	69,932	1,221,353
Holding Co. ADMIE IPTO S.A.	39,952	78,369
JUMBO S.A.	48,440	705,232
LAMDA Development S.A.(1)	23,069	136,262
Motor Oil (Hellas) Corinth Refineries S.A.	35,742	665,979
Mytilineos S.A.	33,104	490,008
National Bank of Greece S.A.(1)	121,470	363,386
OPAP S.A.	90,102	1,295,975
Public Power Corp. S.A.(1)	35,851	198,682
Terna Energy S.A.	5,946	107,606
Titan Cement International S.A.	22,557	267,393
		$ 6,931,037

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Portfolio of Investments — continued

Security	Shares	Value
Hungary — 0.5%
Magyar Telekom Telecommunications PLC	60,229	$ 50,980
MOL Hungarian Oil & Gas PLC	170,032	1,315,272
OTP Bank Nyrt.	24,018	538,862
Richter Gedeon Nyrt.	49,734	900,085
		$ 2,805,199
India — 5.2%
ABB India, Ltd.	6,017	$ 174,726
ACC, Ltd.	3,567	96,382
Adani Enterprises, Ltd.	6,842	190,363
Adani Green Energy, Ltd.(1)	12,792	314,205
Adani Ports and Special Economic Zone, Ltd.	41,619	353,840
Adani Power, Ltd.(1)	69,213	231,890
Adani Total Gas, Ltd.	42,672	1,299,095
Apollo Hospitals Enterprise, Ltd.	10,412	485,228
Ashok Leyland, Ltd.	75,540	140,780
Asian Paints, Ltd.	13,099	446,092
Axis Bank, Ltd.(1)	25,838	208,665
Bajaj Auto, Ltd.	10,455	491,697
Bharat Forge, Ltd.	14,994	123,453
Bharat Petroleum Corp., Ltd.	36,600	143,045
Bharti Airtel, Ltd.(1)	160,000	1,391,602
Biocon, Ltd.	105,688	413,185
Bosch, Ltd.	1,400	271,197
Cipla, Ltd.	39,454	457,595
Colgate-Palmolive (India), Ltd.	7,700	144,940
Container Corp. of India, Ltd.	11,788	88,726
Dabur India, Ltd.	16,400	103,161
Divi's Laboratories, Ltd.	13,619	627,679
DLF, Ltd.	38,758	154,357
Dr. Reddy's Laboratories, Ltd.	11,615	643,972
Fortis Healthcare, Ltd.(1)	43,036	130,313
GAIL (India), Ltd.	96,000	164,402
GlaxoSmithKline Pharmaceuticals, Ltd.	6,312	120,018
Glenmark Pharmaceuticals, Ltd.	25,658	125,419
Godrej Consumer Products, Ltd.(1)	9,364	90,293
Grasim Industries, Ltd.	8,195	137,072
Havells India, Ltd.	10,504	145,577
HCL Technologies, Ltd.	57,337	708,483
Hero MotoCorp, Ltd.	7,524	261,280
Hindustan Petroleum Corp., Ltd.	48,748	134,156
Hindustan Unilever, Ltd.	25,829	728,863
Hindustan Zinc, Ltd.	53,698	170,345
Housing Development Finance Corp., Ltd.	16,776	460,555
ICICI Bank, Ltd.	48,451	434,665
Indian Oil Corp., Ltd.	88,000	83,005
Security	Shares	Value
India (continued)
Indian Oil Corp., Ltd.	44,000	$ 41,341
Indus Towers, Ltd.	49,905	132,811
Infosys, Ltd.	116,609	2,163,797
Ipca Laboratories, Ltd.	12,586	142,213
ITC, Ltd.	71,847	248,375
Jindal Steel & Power, Ltd.	56,642	235,107
JSW Steel, Ltd.	55,995	399,644
Kotak Mahindra Bank, Ltd.	9,041	190,858
Larsen & Toubro, Ltd.	27,238	539,184
Laurus Labs, Ltd.(3)	50,204	296,416
Lupin, Ltd.	27,586	213,017
Mahindra & Mahindra, Ltd.	47,285	655,743
Maruti Suzuki India, Ltd.	6,387	685,788
Mphasis, Ltd.	4,679	136,188
Nestle India, Ltd.	1,800	395,513
Petronet LNG, Ltd.	70,400	192,020
Piramal Enterprises, Ltd.	4,358	92,220
Power Grid Corp. of India, Ltd.	104,973	281,777
Reliance Industries, Ltd.	90,312	2,974,404
Siemens, Ltd.	7,996	242,082
State Bank of India GDR(5)	1,968	114,683
Sun Pharmaceutical Industries, Ltd.	92,680	976,636
Tata Communications, Ltd.	33,686	396,403
Tata Consultancy Services, Ltd.	35,923	1,490,583
Tata Consumer Products, Ltd.	21,272	190,435
Tata Motors, Ltd.(1)	73,750	383,711
Tech Mahindra, Ltd.	27,077	343,759
Titan Co., Ltd.	14,500	355,470
UPL, Ltd.	25,559	205,619
Voltas, Ltd.	14,121	174,280
Wipro, Ltd.	61,583	325,599
WNS Holdings, Ltd. ADR(1)	2,400	179,136
Zydus Life Sciences, Ltd.	19,960	89,998
		$ 28,375,131
Indonesia — 2.3%
Adaro Energy Indonesia Tbk PT	3,538,300	$ 681,418
Aneka Tambang Tbk	1,547,400	186,835
Astra Argo Lestari Tbk PT	213,500	140,534
Astra International Tbk PT	4,635,100	2,065,709
Bank Central Asia Tbk PT	1,714,000	834,615
Bank Mandiri Persero Tbk PT	385,200	205,703
Bank Negara Indonesia Persero Tbk PT	186,700	98,622
Bank Rakyat Indonesia Persero Tbk PT	1,527,228	426,502
Bukit Asam Tbk PT	807,500	207,348
Bumi Serpong Damai Tbk PT(1)	3,520,600	215,357

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Portfolio of Investments — continued

Security	Shares	Value
Indonesia (continued)
Charoen Pokphand Indonesia Tbk PT	579,700	$ 233,588
Gudang Garam Tbk PT	100,500	210,412
Indah Kiat Pulp & Paper Tbk PT	912,300	466,312
Indocement Tunggal Prakarsa Tbk PT	157,900	100,588
Indofood CBP Sukses Makmur Tbk PT	340,600	218,530
Indofood Sukses Makmur Tbk PT	819,000	387,933
Jasa Marga (Persero) Tbk PT(1)	881,800	209,674
Kalbe Farma Tbk PT	11,037,700	1,231,228
Mitra Keluarga Karyasehat Tbk PT	935,900	172,869
Perusahaan Gas Negara Tbk PT	1,528,700	163,429
Semen Indonesia Persero Tbk PT	863,000	413,455
Telkom Indonesia Persero Tbk PT	6,977,200	1,876,970
Transcoal Pacific Tbk PT(1)	204,900	145,121
Unilever Indonesia Tbk PT	677,300	217,168
United Tractors Tbk PT	680,600	1,299,817
Vale Indonesia Tbk PT	515,300	196,097
		$ 12,605,834
Jordan — 0.7%
Arab Bank PLC	263,160	$ 1,800,966
Arab Potash Co. PLC	16,692	984,606
Capital Bank of Jordan	20,818	77,243
Jordan Islamic Bank	19,244	99,376
Jordan Petroleum Refinery	80,274	643,258
Jordanian Electric Power Co.	61,835	130,222
		$ 3,735,671
Kazakhstan — 0.2%
Halyk Savings Bank of Kazakhstan JSC GDR(1)(5)	78,555	$ 783,485
Kcell JSC GDR(1)(5)	203,224	463,056
		$ 1,246,541
Kenya — 0.5%
ABSA Bank Kenya PLC	1,204,620	$ 107,824
East African Breweries, Ltd.	629,576	725,997
Equity Group Holdings PLC	1,017,400	373,160
KCB Group PLC	736,960	243,771
Safaricom PLC	6,618,700	1,398,476
		$ 2,849,228
Kuwait — 1.3%
Agility Public Warehousing Co. KSC	447,777	$ 1,190,016
Boubyan Petrochemicals Co. KSCP	134,570	405,171
Gulf Bank KSCP	92,178	95,905
Humansoft Holding Co. KSC	17,142	173,066
Kuwait Finance House KSCP	463,444	1,317,617
Security	Shares	Value
Kuwait (continued)
Mabanee Co. KPSC	213,721	$ 525,142
Mobile Telecommunications Co. KSCP	477,176	924,701
National Bank of Kuwait SAK	618,010	2,102,600
National Industries Group Holding SAK	274,006	226,310
Qurain Petrochemical Industries Co.	138,100	141,844
		$ 7,102,372
Lebanon — 0.0%
Bank Audi SAL GDR(1)(4)(5)	15,000	$ 0
		$ 0
Lithuania — 0.4%
Apranga PVA	140,342	$ 271,690
Klaipedos Nafta AB	1,346,757	366,693
Panevezio Statybos Trestas(1)	201,949	114,781
Rokiskio Suris	157,707	498,787
Siauliu Bankas AB	1,108,958	646,345
		$ 1,898,296
Malaysia — 2.3%
Axiata Group Bhd	392,075	$ 251,688
Bumi Armada Bhd(1)	1,308,600	114,187
Bursa Malaysia Bhd	54,200	81,580
CIMB Group Holdings Bhd	147,724	166,237
D&O Green Technologies Bhd	123,200	108,088
Dialog Group Bhd	1,488,850	719,932
Digi.com Bhd	243,800	193,774
Fraser & Neave Holdings Bhd	26,000	125,122
Gamuda Bhd	306,800	249,650
Genting Bhd	509,700	525,593
Genting Malaysia Bhd	569,900	367,809
Globetronics Technology Bhd	629,566	171,829
Hartalega Holdings Bhd	524,500	364,297
Hibiscus Petroleum Bhd	360,500	81,541
Hong Leong Bank Bhd	26,500	123,131
IGB Real Estate Investment Trust	438,200	159,121
IHH Healthcare Bhd	987,000	1,444,413
IJM Corp. Bhd	448,340	176,152
Inari Amertron Bhd	1,714,650	1,030,598
Kossan Rubber Industries Bhd	500,400	150,073
KPJ Healthcare Bhd	443,100	83,989
Kuala Lumpur Kepong Bhd	39,450	196,290
Magnum Bhd	530,319	201,184
Mah Sing Group Bhd	659,800	89,902
Malayan Banking Bhd	188,486	367,350
Malaysia Airports Holdings Bhd(1)	54,400	81,442

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Portfolio of Investments — continued

Security	Shares	Value
Malaysia (continued)
Malaysian Pacific Industries Bhd	11,700	$ 74,635
MISC Bhd	55,240	89,005
MR DIY Group M Bhd(3)	214,200	100,641
My EG Services Bhd	4,703,200	940,204
Petronas Dagangan Bhd	122,000	585,049
Petronas Gas Bhd	50,974	190,065
PPB Group Bhd	21,360	76,900
Press Metal Aluminium Holdings Bhd	503,200	544,391
Public Bank Bhd	342,790	340,036
RHB Bank Bhd	70,159	91,219
Riverstone Holdings, Ltd.	237,000	126,185
Sime Darby Bhd	217,645	105,304
Sime Darby Plantation Bhd	207,609	204,015
Sunway Bhd	243,900	94,133
Sunway Real Estate Investment Trust	512,000	173,142
Telekom Malaysia Bhd	119,100	141,952
Tenaga Nasional Bhd	117,331	212,421
Top Glove Corp. Bhd	1,516,020	358,289
UMW Holdings Bhd	92,500	65,125
VS Industry Bhd	1,701,750	384,571
Yinson Holdings Bhd	320,000	145,240
		$ 12,667,494
Mauritius — 0.6%
Alteo, Ltd.	383,939	$ 267,864
Attitude Property, Ltd.	257,083	60,727
CIEL, Ltd.	4,076,148	598,264
CIM Financial Services, Ltd.	471,828	98,569
ENL, Ltd.	276,411	163,544
IBL, Ltd.	160,284	182,466
Lavastone, Ltd.	2,649,077	154,455
Lighthouse Properties PLC	61,339	25,783
MCB Group, Ltd.	93,106	627,643
Phoenix Beverages, Ltd.	23,053	303,034
Rogers & Co., Ltd.	507,500	312,294
SBM Holdings, Ltd.	806,564	84,854
Terra Mauricia, Ltd.	84,900	47,660
United Basalt Products, Ltd.	64,613	196,692
		$ 3,123,849
Mexico — 5.3%
Alfa SAB de CV, Series A	846,820	$ 602,179
Alpek SAB de CV	104,800	144,253
Alsea SAB de CV(1)	132,300	250,659
America Movil SAB de CV, Series L	4,760,890	4,872,280
Arca Continental SAB de CV	70,900	467,613
Security	Shares	Value
Mexico (continued)
Cemex SAB de CV, Series CPO(1)(2)	1,989,818	$ 776,751
Coca-Cola Femsa SAB de CV, Series L	82,400	456,756
Concentradora Fibra Danhos S.A. de CV	357,100	402,569
Corporacion Inmobiliaria Vesta SAB de CV	317,100	591,325
El Puerto de Liverpool SAB de CV	71,700	310,446
Fibra Uno Administracion S.A. de CV	723,967	722,185
Fomento Economico Mexicano SAB de CV, Series UBD	251,500	1,697,511
GCC SAB de CV(2)	33,100	205,074
Genomma Lab Internacional SAB de CV(2)	245,700	246,317
Grupo Aeroportuario del Centro Norte SAB de CV	78,300	500,182
Grupo Aeroportuario del Pacifico SAB de CV, Class B	88,600	1,238,624
Grupo Aeroportuario del Sureste SAB de CV, Class B(2)	70,364	1,387,056
Grupo Bimbo SAB de CV, Series A	300,008	980,309
Grupo Carso SAB de CV, Series A1(2)	250,900	928,391
Grupo Elektra SAB de CV(2)	20,719	1,196,189
Grupo Financiero Banorte SAB de CV, Class O	149,800	837,292
Grupo Financiero Inbursa SAB de CV, Class O(1)(2)	266,716	426,809
Grupo Mexico SAB de CV, Series B	560,156	2,334,552
Grupo Televisa SAB, Series CPO(2)	260,471	426,789
Industrias Penoles SAB de CV(2)	32,449	300,955
Kimberly-Clark de Mexico SAB de CV, Class A(2)	243,410	330,445
Macquarie Mexico Real Estate Management S.A. de CV(3)	288,800	365,928
Nemak SAB de CV(1)(3)	660,416	131,364
Operadora de Sites Mexicanos SA de CV	233,764	270,387
Orbia Advance Corp., SAB de CV	185,467	435,319
PLA Administradora Industrial S de RL de CV	315,400	423,471
Prologis Property Mexico S.A. de CV	221,700	581,550
Promotora y Operadora de Infraestructura SAB de CV	58,750	431,974
Ternium S.A. ADR	9,522	343,649
Wal-Mart de Mexico SAB de CV, Series V	835,964	2,876,686
		$ 28,493,839
Morocco — 0.6%
Attijariwafa Bank	13,579	$ 577,701
Bank of Africa	8,679	161,097
Banque Centrale Populaire	4,384	110,948
Co Sucrerie Marocaine et de Raffinage	21,862	477,937
Itissalat AI-Maghrib	57,814	682,866
Label Vie	406	181,011
LafargeHolcim Maroc S.A.	2,107	356,012
Managem S.A.	1,189	241,456
Societe d'Exploitation des Ports	14,086	366,254
TAQA Morocco S.A.	1,079	115,032
		$ 3,270,314

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Portfolio of Investments — continued

Security	Shares	Value
Nigeria — 0.7%
Access Holdings PLC(4)	32,908,148	$ 282,465
Dangote Cement PLC(4)	4,167,837	977,934
Dangote Sugar Refinery PLC(4)	4,385,654	65,686
FBN Holdings PLC(4)	21,879,762	233,497
Guaranty Trust Holding Co. PLC(4)	13,844,766	261,816
Lafarge Africa PLC(4)	3,044,633	74,940
Lekoil, Ltd.(1)(4)	1,110,205	0
MTN Nigeria Communications PLC(4)	1,288,600	273,039
Nestle Nigeria PLC(4)	496,712	639,046
Nigerian Breweries PLC(4)	5,467,425	273,591
SEPLAT Energy PLC(4)	213,700	256,205
Stanbic IBTC Holdings PLC(4)	3,647,728	107,944
Transnational Corp. of Nigeria PLC(4)	22,334,373	25,220
United Bank for Africa PLC(4)	20,664,553	143,113
Zenith Bank PLC(4)	17,411,456	348,943
		$ 3,963,439
Oman — 0.6%
Al Anwar Ceramic Tiles Co.	72,000	$ 77,938
Bank Dhofar SAOG	405,361	123,131
Bank Muscat SAOG	723,640	992,335
Bank Nizwa SAOG	634,842	153,350
Dhofar International Development & Investment Holding SAOG(1)	275,028	92,978
National Bank of Oman SAOG	368,936	201,170
Oman Cement Co. SAOG	99,831	65,269
Oman Flour Mills Co. SAOG	110,680	163,887
Oman Telecommunications Co. SAOG	337,730	764,711
Omani Qatari Telecommunications Co. SAOG	282,665	239,361
Renaissance Services SAOG	128,153	142,599
Sembcorp Salalah Power & Water Co.	377,934	65,696
Sohar International Bank SAOG	902,965	243,975
		$ 3,326,400
Pakistan — 0.6%
Bank Alfalah, Ltd.	611,933	$ 95,833
Engro Corp., Ltd.	173,692	220,013
Fauji Fertilizer Co., Ltd.	369,388	199,056
Frieslandcampina Engro Pakistan, Ltd.(1)	186,100	62,223
Habib Bank, Ltd.	265,733	118,197
Hub Power Co., Ltd. (The)	149,215	49,522
Lucky Cement, Ltd.(1)	111,546	248,785
Mari Petroleum Co., Ltd.	35,322	300,059
MCB Bank, Ltd.	142,514	86,045
Meezan Bank, Ltd.	106,076	58,362
Millat Tractors, Ltd.	99,775	431,549
Security	Shares	Value
Pakistan (continued)
Nishat Mills, Ltd.	593,280	$ 213,159
Oil & Gas Development Co., Ltd.	842,901	325,124
Pakistan Oilfields, Ltd.	29,277	57,644
Pakistan Petroleum, Ltd.	595,220	195,941
Pakistan State Oil Co., Ltd.	378,233	318,046
Searle Co., Ltd. (The)	182,943	96,838
TRG Pakistan	66,000	24,954
United Bank, Ltd.	92,992	51,571
		$ 3,152,921
Panama — 0.2%
Banco Latinoamericano de Comercio Exterior S.A., Class E	31,900	$ 423,313
Copa Holdings S.A., Class A(1)	11,108	703,914
		$ 1,127,227
Peru — 1.0%
Alicorp SAA	134,845	$ 181,390
Cia de Minas Buenaventura SAA ADR(2)	100,556	663,670
Credicorp, Ltd.	10,796	1,294,548
Enel Generacion Peru SAA	233,930	127,093
Ferreycorp SAA	748,050	412,273
InRetail Peru Corp.(3)	12,657	325,918
Southern Copper Corp.	46,655	2,323,885
		$ 5,328,777
Philippines — 2.4%
Aboitiz Equity Ventures, Inc.	359,900	$ 311,117
Aboitiz Power Corp.	1,105,000	593,433
AC Energy Corp.	1,520,984	222,565
Alliance Global Group, Inc.	764,400	122,326
Ayala Corp.	30,528	333,486
Ayala Land, Inc.	811,008	376,970
Ayala Land, Inc. GDR, PFC Shares(1)(4)	3,534,608	0
Bank of the Philippine Islands	193,753	298,835
BDO Unibank, Inc.	241,429	485,726
Bloomberry Resorts Corp.(1)	1,119,700	118,350
Century Pacific Food, Inc.(1)	1,007,500	403,379
Cosco Capital, Inc.	920,800	72,236
First Philippine Holdings Corp.	133,630	147,213
Globe Telecom, Inc.	15,745	649,803
International Container Terminal Services, Inc.	152,550	510,771
JG Summit Holdings, Inc.	487,172	431,406
Jollibee Foods Corp.	271,200	1,004,835
Manila Electric Co.	130,884	857,218
Megaworld Corp.	2,140,300	84,197

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Portfolio of Investments — continued

Security	Shares	Value
Philippines (continued)
Metropolitan Bank & Trust Co.	159,419	$ 138,680
Nickel Asia Corp.	2,508,588	286,797
Petron Corp.(1)	1,469,000	81,007
PLDT, Inc.	42,235	1,289,856
Puregold Price Club, Inc.	617,440	338,184
Robinsons Land Corp.	526,315	165,173
San Miguel Corp.	74,510	146,279
Semirara Mining & Power Corp.	841,720	537,554
SM Investments Corp.	63,130	898,336
SM Prime Holdings, Inc.	1,697,350	1,129,536
Universal Robina Corp.	498,530	1,006,679
		$ 13,041,947
Poland — 2.3%
11 bit studios S.A.(1)	831	$ 91,534
Allegro.eu S.A.(1)(3)	110,000	591,342
AmRest Holdings SE(1)	15,687	63,395
Asseco Poland S.A.	53,648	905,583
Bank Millennium S.A.(1)	245,816	213,942
Bank Polska Kasa Opieki S.A.	24,237	443,685
Budimex S.A.	18,212	935,383
CCC S.A.(1)	12,600	130,617
CD Projekt S.A.(2)	18,361	394,484
Ciech S.A.	5,000	41,967
Cyfrowy Polsat S.A.	88,607	419,734
Dino Polska S.A.(1)(3)	18,288	1,304,424
Grupa Lotos S.A.	28,977	447,268
KGHM Polska Miedz S.A.	31,448	840,223
LPP S.A.	508	1,026,327
Mabion S.A.(1)	20,058	97,749
mBank S.A.(1)	3,027	152,770
Orange Polska S.A.	130,553	182,719
PGE S.A.(1)	258,129	616,315
Polski Koncern Naftowy ORLEN S.A.	97,659	1,499,608
Polskie Gornictwo Naftowe i Gazownictwo S.A.	475,514	606,579
Powszechna Kasa Oszczednosci Bank Polski S.A.(1)	93,339	585,457
Powszechny Zaklad Ubezpieczen S.A.	48,144	322,772
Santander Bank Polska S.A.	2,500	130,297
Tauron Polska Energia S.A.(1)	409,106	315,594
		$ 12,359,768
Qatar — 1.3%
Al Meera Consumer Goods Co.	27,717	$ 131,986
Barwa Real Estate Co.	553,309	505,265
Commercial Bank PSQC (The)	116,405	217,965
Gulf International Services QSC(1)	697,440	395,934
Security	Shares	Value
Qatar (continued)
Industries Qatar	303,679	$ 1,325,170
Masraf Al Rayan QSC	186,973	211,122
Medicare Group	133,820	256,029
Mesaieed Petrochemical Holding Co.	314,600	214,131
Ooredoo QPSC	152,086	319,825
Qatar Electricity & Water Co. QSC	73,498	351,685
Qatar Gas Transport Co., Ltd.	913,437	934,440
Qatar Insurance Co.	126,000	82,742
Qatar International Islamic Bank	65,027	189,476
Qatar Islamic Bank	53,163	323,277
Qatar National Bank QPSC	187,453	1,023,484
Qatar National Cement Co. QSC	133,280	185,991
United Development Co. QSC	491,981	186,933
Vodafone Qatar QSC	665,921	289,414
		$ 7,144,869
Romania — 0.6%
Banca Transilvania S.A.	1,343,155	$ 638,155
BRD-Groupe Societe Generale S.A.	85,565	230,266
OMV Petrom S.A.	11,375,358	1,178,614
Societatea Energetica Electrica S.A.	51,840	95,695
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	64,136	688,011
Societatea Nationala Nuclearelectrica S.A.	18,481	176,831
Transelectrica S.A.	17,232	66,581
Transgaz S.A. Medias	3,792	185,058
		$ 3,259,211
Russia (6) — 0.0%
Aeroflot PJSC(1)(4)	91,240	$ 0
Etalon Group PLC GDR(4)(5)	78,319	0
Evraz PLC(4)	124,952	0
Federal Grid Co. Unified Energy System PJSC(4)	147,070,600	0
Gazprom PJSC ADR(4)	318,222	0
Globaltrans Investment PLC GDR(4)(5)(7)	136,358	0
Globaltrans Investment PLC GDR(4)(5)(7)	77	0
Inter RAO UES PJSC(4)	13,202,001	0
Lukoil PJSC ADR(4)	25,804	0
Magnit PJSC(4)	30,561	0
Magnitogorsk Iron & Steel Works PJSC(4)	240,670	0
MMC Norilsk Nickel PJSC ADR(4)	96,100	0
Mobile TeleSystems PJSC(4)	175,093	0
Moscow Exchange MICEX-RTS PJSC(1)(4)	55,681	0
Mosenergo PJSC(4)	5,882,962	0
Novatek PJSC GDR(4)(5)	6,484	0
Novolipetsk Steel PJSC GDR(4)(5)	20,548	0
OGK-2 PJSC(4)	20,114,000	0

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Portfolio of Investments — continued

Security	Shares	Value
Russia (continued)
PhosAgro PJSC GDR(4)(5)	112	$ 0
PhosAgro PJSC GDR(4)(5)	17,276	0
PIK Group PJSC(1)(4)	83,050	0
QIWI PLC ADR(2)(4)	13,700	0
Rosneft Oil Co. PJSC GDR(4)(5)	111,200	0
Rosseti PJSC(4)	8,208,873	0
Rostelecom PJSC(4)	154,538	0
RusHydro PJSC(4)	51,763,952	0
Sberbank of Russia PJSC(1)(4)	371,510	0
Severstal PAO GDR(4)(5)	40,244	0
Sistema PJSFC(4)	595,500	0
Surgutneftegas PJSC ADR(4)	46,405	0
Surgutneftegas PJSC, PFC Shares(4)	388,817	0
Tatneft PJSC ADR(4)	15,376	0
Transneft PJSC, PFC Shares(4)	70	0
Unipro PJSC(4)	5,780,000	0
VK Co., Ltd. GDR(1)(4)	29,865	0
X5 Retail Group NV GDR(4)(5)	54,820	0
Yandex NV, Class A(1)(4)	90,000	0
		$ 0
Saudi Arabia — 5.0%
Abdullah Al Othaim Markets Co.	13,931	$ 383,291
Advanced Petrochemical Co.	6,812	93,410
Al Babtain Power & Telecommunication Co.	16,768	102,135
Al Hammadi Co. for Development and Investment	27,426	267,318
Al Jouf Agricultural Development Co.(1)	5,930	73,332
Al Rajhi Bank	46,510	1,024,681
Alandalus Property Co.	23,113	96,311
Aldrees Petroleum and Transport Services Co.	13,665	243,503
Alinma Bank	26,817	239,652
Almarai Co. JSC	87,601	1,225,856
Arabian Centres Co., Ltd.	49,400	255,737
Arabian Internet & Communications Services Co.	2,019	106,641
Arriyadh Development Co.	42,294	254,210
Aseer Trading Tourism & Manufacturing Co.(1)	25,344	102,260
Ayyan Investment Co.(1)	15,815	71,389
Bank AlBilad(1)	16,670	194,966
Banque Saudi Fransi	14,851	188,130
Batic Investments and Logistic Co.(1)	11,600	76,224
Bawan Co.	29,236	223,937
BinDawood Holding Co.	8,228	197,509
Dallah Healthcare Co.	15,898	470,449
Dar Al Arkan Real Estate Development Co.(1)	183,464	527,266
Dr Sulaiman Al Habib Medical Services Group Co.	30,311	1,570,626
Dur Hospitality Co.(1)	23,004	135,408
Security	Shares	Value
Saudi Arabia (continued)
Emaar Economic City(1)	151,471	$ 399,329
Etihad Etisalat Co.	44,585	416,268
Herfy Food Services Co.(1)	12,431	141,399
Jadwa REIT Saudi Fund	53,274	166,218
Jarir Marketing Co.	21,621	938,559
Leejam Sports Co. JSC	13,120	313,743
Maharah Human Resources Co.	6,400	104,950
Middle East Healthcare Co.(1)	21,820	187,915
Mouwasat Medical Services Co.	15,966	906,750
National Agriculture Development Co. (The)(1)	21,203	178,253
National Gas & Industrialization Co.	15,924	180,288
National Medical Care Co.	7,751	111,724
Rabigh Refining & Petrochemical Co.(1)	18,860	85,706
Riyad Bank	44,209	379,343
Riyad REIT Fund	60,724	163,896
SABIC Agri-Nutrients Co.	7,322	269,390
Sahara International Petrochemical Co.	13,750	184,406
Saudi Airlines Catering Co.(1)	13,013	248,350
Saudi Arabian Mining Co.(1)	33,694	449,700
Saudi Arabian Oil Co.(3)	351,778	3,635,659
Saudi Automotive Services Co.	34,664	321,127
Saudi Basic Industries Corp.	30,467	826,188
Saudi Ceramic Co.	14,766	173,005
Saudi Chemical Co. Holding	20,561	166,824
Saudi Co. for Hardware CJSC(1)	7,800	73,804
Saudi Electricity Co.	277,959	1,798,041
Saudi Ground Services Co.(1)	28,577	201,901
Saudi Industrial Investment Group	13,394	101,941
Saudi Industrial Services Co.	15,031	82,258
Saudi Kayan Petrochemical Co.(1)	56,284	237,141
Saudi National Bank (The)	48,073	846,201
Saudi Public Transport Co.(1)	35,777	146,669
Saudi Real Estate Co.(1)	94,608	338,388
Saudi Research & Media Group(1)	4,167	209,474
Saudi Telecom Co.	82,893	2,149,523
Saudia Dairy & Foodstuff Co.	4,822	210,145
Savola Group (The)	59,642	534,989
Seera Group Holding(1)	55,132	235,135
United Electronics Co.	14,173	428,399
United International Transportation Co.	24,521	294,343
Yanbu National Petrochemical Co.	8,737	117,677
		$ 27,079,260
Slovenia — 0.7%
Cinkarna Celje DD	173	$ 49,891
Krka dd Novo mesto	26,740	2,643,900

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Portfolio of Investments — continued

Security	Shares	Value
Slovenia (continued)
Luka Koper	1,451	$ 36,767
Nova Ljubljanska Banka dd(3)	1,700	108,222
Petrol	622	309,313
Pozavarovalnica Sava DD	11,134	290,988
Zavarovalnica Triglav DD	3,019	113,174
		$ 3,552,255
South Africa — 4.8%
Altron, Ltd., A Shares	163,786	$ 79,664
Anglo American Platinum, Ltd.	3,440	300,151
AngloGold Ashanti, Ltd.	22,269	328,804
AngloGold Ashanti, Ltd. ADR(2)	5,299	78,372
Aspen Pharmacare Holdings, Ltd.	207,502	1,783,644
AVI, Ltd.	44,358	179,566
Barloworld, Ltd.	20,980	115,937
Bid Corp., Ltd.	44,213	833,625
Bidvest Group, Ltd. (The)	178,962	2,311,416
Clicks Group, Ltd.	35,599	598,690
Discovery, Ltd.(1)	21,152	167,292
Equites Property Fund, Ltd.	272,285	296,766
Exxaro Resources, Ltd.	36,655	445,344
FirstRand, Ltd.	353,282	1,359,581
Fortress REIT, Ltd., Class A	454,103	298,583
Gold Fields, Ltd.	38,870	358,505
Growthpoint Properties, Ltd.	428,939	325,917
Hyprop Investments, Ltd.	154,616	316,830
Impala Platinum Holdings, Ltd.	54,907	609,162
KAP Industrial Holdings, Ltd.(2)	1,060,462	287,600
Kumba Iron Ore, Ltd.	7,137	231,375
Lesaka Technologies, Inc.(1)(2)	20,900	107,426
Life Healthcare Group Holdings, Ltd.	312,757	345,379
Mediclinic International PLC(1)	148,487	823,058
MiX Telematics, Ltd. ADR	11,300	91,982
Momentum Metropolitan Holdings	137,550	120,604
Mr Price Group, Ltd.(2)	16,841	184,672
MTN Group, Ltd.	205,432	1,671,725
MultiChoice Group, Ltd.	52,660	374,477
Naspers, Ltd., Class N	26,631	3,890,428
NEPI Rockcastle S.A.	120,964	645,101
Netcare, Ltd.	234,904	207,393
Pick'n Pay Stores, Ltd.	61,328	211,546
PSG Group, Ltd.(1)	80,401	414,618
Redefine Properties, Ltd.	1,436,323	324,343
Resilient REIT, Ltd.	127,790	418,212
Reunert, Ltd.	55,719	137,177
Sanlam, Ltd.	47,771	155,267
Security	Shares	Value
South Africa (continued)
Santam, Ltd.	7,291	$ 113,430
Sasol, Ltd.(1)	27,126	625,499
Shoprite Holdings, Ltd.	75,842	924,060
Sibanye Stillwater, Ltd.	104,320	259,076
SPAR Group, Ltd. (The)	30,000	254,498
Standard Bank Group, Ltd.	30,572	291,680
Telkom S.A. SOC, Ltd.(1)	68,155	153,198
Thungela Resources, Ltd.	30,000	425,366
Tiger Brands, Ltd.(2)	29,568	258,028
Vodacom Group, Ltd.(2)	87,296	706,923
Vukile Property Fund, Ltd.(2)	512,342	401,910
Woolworths Holdings, Ltd.	68,586	229,245
		$ 26,073,145
South Korea — 4.7%
ABLBio, Inc.(1)	6,502	$ 126,199
Alteogen, Inc.(1)	2,400	113,201
AMOREPACIFIC Corp.	3,554	357,217
AMOREPACIFIC Group	5,071	146,131
BGF Retail Co., Ltd.	905	132,072
Bukwang Pharmaceutical Co., Ltd.	8,877	57,974
Celltrion Healthcare Co., Ltd.	2,785	147,825
Celltrion, Inc.	5,812	802,356
Chabiotech Co., Ltd.(1)	12,772	142,065
Cheil Worldwide, Inc.	11,267	206,921
CJ CheilJedang Corp.	810	237,123
CJ Corp.	1,100	66,049
Coupang, Inc.(1)	6,700	85,425
Coway Co., Ltd.	3,444	170,399
Daewoo Industrial Development Co., Ltd.(1)	3,501	6,188
DL E&C Co., Ltd.	4,736	151,851
DL Holdings Co., Ltd.	1,888	103,296
E-MART, Inc.	1,921	156,630
GeneOne Life Science, Inc.(1)	16,222	128,816
Genexine Inc.(1)	2,500	58,953
GS Engineering & Construction Corp.	6,207	151,493
GS Holdings Corp.	11,483	371,010
Hana Financial Group, Inc.	6,353	193,091
Hankook Tire and Technology Co., Ltd.	5,992	152,755
Hanmi Pharm Co., Ltd.	1,309	311,877
Hanmi Science Co., Ltd.	3,121	96,444
Hanwha Corp.	6,800	135,659
Hanwha Solutions Corp.(1)	9,753	285,577
Helixmith Co., Ltd.(1)	7,137	114,545
HLB Life Science Co., Ltd.(1)	15,573	146,416
Hotel Shilla Co., Ltd.	2,448	134,734

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Portfolio of Investments — continued

Security	Shares	Value
South Korea (continued)
Hugel, Inc.(1)	1,400	$ 113,528
Hyosung TNC Corp.	213	56,311
Hyundai Engineering & Construction Co., Ltd.	3,203	102,441
Hyundai Glovis Co., Ltd.	1,372	190,737
Hyundai Mobis Co., Ltd.	2,818	434,358
Hyundai Motor Co.	6,125	855,953
Kakao Corp.	8,069	437,220
Kangwon Land, Inc.(1)	9,384	184,262
KB Financial Group, Inc.	4,943	184,588
Kia Corp.	10,062	600,555
KIWOOM Securities Co., Ltd.	2,085	133,443
Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	1,784	129,497
Korea Zinc Co., Ltd.	995	374,511
Korean Air Lines Co., Ltd.(1)	6,176	120,450
KT&G Corp.	9,317	590,556
Kumho Petrochemical Co., Ltd.	1,229	132,189
LegoChem Biosciences, Inc.(1)	4,397	142,766
LG Chem, Ltd.	1,592	632,473
LG Corp.	5,307	319,212
LG Display Co., Ltd.	8,289	93,002
LG Electronics, Inc.	4,500	306,883
LG Household & Health Care, Ltd.	582	305,781
LG Innotek Co., Ltd.	1,400	371,337
LG Uplus Corp.(1)	22,484	221,268
Lotte Chemical Corp.	827	115,297
LS Corp.	3,961	194,858
MedPacto, Inc.(1)	2,253	40,081
Naturecell Co., Ltd.(1)	9,815	132,138
Naver Corp.	5,654	1,054,621
NCSoft Corp.	883	238,350
Nong Shim Co., Ltd.	480	99,248
Orion Corp. of Republic of Korea	2,576	207,150
Pharmicell Co., Ltd.(1)	12,700	112,577
POSCO Holdings, Inc.	3,029	540,183
S1 Corp.	2,867	142,161
Samsung Biologics Co., Ltd.(1)(3)	1,264	772,767
Samsung C&T Corp.	4,158	395,860
Samsung Electro-Mechanics Co., Ltd.	1,336	135,168
Samsung Electronics Co., Ltd.	93,282	4,114,422
Samsung SDI Co., Ltd.	1,221	503,522
Samsung SDS Co., Ltd.	659	66,181
Seegene, Inc.	3,878	108,151
Shin Poong Pharmaceutical Co., Ltd.(1)	9,710	163,696
Shinhan Financial Group Co., Ltd.	5,915	169,609
Shinsegae, Inc.	779	131,138
SK Biopharmaceuticals Co., Ltd.(1)	1,761	101,875
Security	Shares	Value
South Korea (continued)
SK Bioscience Co., Ltd.(1)	2,345	$ 182,347
SK Chemicals Co., Ltd.	1,155	82,121
SK Hynix, Inc.	9,559	675,000
SK Inc.	1,665	277,087
SK Innovation Co., Ltd.(1)	6,825	1,013,222
SK Square Co., Ltd.(1)	2,041	61,659
SK Telecom Co., Ltd.	3,158	126,734
S-Oil Corp.	4,000	318,817
ST Pharm Co., Ltd.	1,947	135,071
Yuhan Corp.	6,408	277,173
Zyle Motors Corp.(1)(4)	4,895	0
		$ 25,211,897
Sri Lanka — 0.3%
Access Engineering PLC	1,978,107	$ 51,858
Ceylon Tobacco Co. PLC	96,609	161,622
Chevron Lubricants Lanka PLC	216,091	44,857
Commercial Bank of Ceylon PLC	370,657	52,478
Dialog Axiata PLC	9,641,167	228,795
Hatton National Bank PLC	297,576	66,130
Hemas Holdings PLC	342,755	40,244
John Keells Holdings PLC	1,681,224	572,242
National Development Bank PLC	525,666	51,409
Nations Trust Bank PLC(1)	314,289	29,864
Nestle Lanka PLC	15,593	40,080
Sampath Bank PLC	534,947	45,609
Teejay Lanka PLC	1,870,121	197,905
		$ 1,583,093
Taiwan — 7.1%
Accton Technology Corp.	13,000	$ 104,572
Acer, Inc.	212,000	155,016
Advantech Co., Ltd.	15,357	178,714
AirTAC International Group	8,000	267,023
ASE Technology Holding Co., Ltd.	77,247	198,951
Asia Cement Corp.	219,967	324,419
Asustek Computer, Inc.	18,174	190,072
AU Optronics Corp.	182,000	99,651
Catcher Technology Co., Ltd.	27,100	151,177
Cathay Financial Holding Co., Ltd.	90,351	154,714
Center Laboratories, Inc.	62,000	125,875
Chailease Holding Co., Ltd.	13,650	95,774
Cheng Loong Corp.	97,000	85,050
Cheng Shin Rubber Industry Co., Ltd.	394,010	469,444
China Airlines, Ltd.(1)	272,963	216,292
China Development Financial Holding Corp.	184,000	91,120

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Portfolio of Investments — continued

Security	Shares	Value
Taiwan (continued)
China Petrochemical Development Corp.	407,426	$ 131,561
China Steel Corp.	722,815	692,095
CHO Pharma, Inc.(1)	28,701	164,947
Chung Hung Steel Corp.	89,000	80,360
Chunghwa Telecom Co., Ltd.	490,780	2,015,354
Compal Electronics, Inc.	138,000	105,658
CTBC Financial Holding Co., Ltd.	182,000	153,945
Delta Electronics, Inc.	46,356	345,642
E Ink Holdings, Inc.	25,000	159,632
E.Sun Financial Holding Co., Ltd.	148,578	145,037
Eclat Textile Co., Ltd.	25,000	350,173
Eternal Materials Co., Ltd.	95,000	103,437
EVA Airways Corp.(1)	223,334	238,293
Evergreen Marine Corp.	570,283	1,620,897
Far Eastern Department Stores, Ltd.	288,642	194,291
Far Eastern New Century Corp.	564,313	604,068
Far EasTone Telecommunications Co., Ltd.	220,776	621,329
Feng Hsin Steel Co., Ltd.	40,000	92,002
Feng TAY Enterprise Co., Ltd.	65,000	383,540
First Financial Holding Co., Ltd.	178,330	157,387
Formosa Chemicals & Fibre Corp.	213,755	537,263
Formosa Petrochemical Corp.	217,153	684,503
Formosa Plastics Corp.	245,959	898,105
Formosa Taffeta Co., Ltd.	193,000	173,072
Fubon Financial Holding Co., Ltd.	55,211	111,049
Fulgent Sun International Holding Co., Ltd.	25,000	145,603
Gamania Digital Entertainment Co., Ltd.	52,000	111,538
Giant Manufacturing Co., Ltd.	46,531	376,130
Globalwafers Co., Ltd.	7,000	106,958
Golden Biotechnology Corp.(1)	45,453	196,224
Great Wall Enterprise Co., Ltd.	170,098	272,023
Highwealth Construction Corp.	195,811	297,871
Hiwin Technologies Corp.	37,101	298,153
Hon Hai Precision Industry Co., Ltd.	213,806	784,912
Hotai Motor Co., Ltd.	42,000	856,790
Hua Nan Financial Holdings Co., Ltd.	155,203	118,168
Huaku Development Co., Ltd.	86,000	257,062
Innolux Corp.	453,000	184,331
International Games System Co., Ltd.	9,000	226,453
Kinpo Electronics, Inc.	229,000	100,578
Largan Precision Co., Ltd.	2,042	118,667
Lien Hwa Industrial Holdings Corp.	104,000	196,266
Lite-On Technology Corp.	57,000	110,928
Lotus Pharmaceutical Co., Ltd.	57,000	294,513
Makalot Industrial Co., Ltd.	14,000	66,516
MediaTek, Inc.	27,664	607,257
Security	Shares	Value
Taiwan (continued)
Medigen Vaccine Biologics Corp.(1)	52,925	$ 364,812
Mega Financial Holding Co., Ltd.	178,688	212,332
Merida Industry Co., Ltd.	44,907	385,836
Microbio Co., Ltd.(1)	91,000	172,148
Micro-Star International Co.	22,000	84,044
momo.com, Inc.	4,800	103,267
Nan Kang Rubber Tire Co., Ltd.(1)	100,819	129,695
Nan Ya Plastics Corp.	317,378	885,927
Nan Ya Printed Circuit Board Corp.	7,000	61,575
Nanya Technology Corp.	51,165	85,152
Nien Made Enterprise Co., Ltd.	14,000	138,181
Novatek Microelectronics Corp.	15,479	157,486
OBI Pharma, Inc.(1)	46,742	153,814
Parade Technologies, Ltd.	2,000	77,861
Pegatron Corp.	81,486	156,244
Pharmally International Holding Co., Ltd.(1)(4)	38,000	0
Polaris Group(1)	80,000	310,950
Pou Chen Corp.	501,309	497,891
Powerchip Semiconductor Manufacturing Corp.	62,000	83,975
President Chain Store Corp.	87,716	803,556
Quanta Computer, Inc.	80,000	214,612
Radiant Opto-Electronics Corp.	41,350	120,751
Realtek Semiconductor Corp.	17,542	214,548
Ruentex Development Co., Ltd.	246,759	609,859
Ruentex Industries, Ltd.	107,920	281,788
Sanyang Motor Co., Ltd.	377,000	447,732
Silicon Motion Technology Corp. ADR	2,100	175,770
Simplo Technology Co., Ltd.	12,652	108,579
Sino-American Silicon Products, Inc.	18,000	85,814
Standard Foods Corp.	129,000	202,104
Synnex Technology International Corp.	117,569	210,467
TA Chen Stainless Pipe Co.	118,000	134,315
TaiDoc Technology Corp.	20,000	130,566
Tainan Spinning Co., Ltd.	516,407	334,176
Taiwan Cement Corp.	329,565	438,567
Taiwan Fertilizer Co., Ltd.	53,000	113,946
Taiwan High Speed Rail Corp.	159,000	150,028
Taiwan Mobile Co., Ltd.	220,858	802,535
Taiwan Semiconductor Manufacturing Co., Ltd.	283,747	4,547,427
Tatung Co., Ltd. (1)	171,000	195,114
Tong Yang Industry Co., Ltd.	86,000	142,848
TTY Biopharm Co., Ltd.	167,780	405,473
Tung Ho Steel Enterprise Corp.	49,000	85,548
Unimicron Technology Corp.	32,000	171,259
Uni-President Enterprises Corp.	624,588	1,408,263
United Microelectronics Corp.	252,323	337,276

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Portfolio of Investments — continued

Security	Shares	Value
Taiwan (continued)
Vanguard International Semiconductor Corp.	54,544	$ 141,890
Voltronic Power Technology Corp.	6,000	291,063
Walsin Lihwa Corp.	326,980	396,376
Win Semiconductors Corp.	11,000	71,416
Wiwynn Corp.	3,000	70,297
Yageo Corp.	14,362	148,947
Yang Ming Marine Transport Corp.	151,000	417,636
YFY, Inc.	101,000	86,545
Yieh Phui Enterprise Co., Ltd.(1)	242,348	135,430
Yuanta Financial Holding Co., Ltd.	104,694	69,340
Yulon Motor Co., Ltd.	88,000	139,869
YungShin Global Holding Corp.	59,000	80,371
		$ 38,381,736
Thailand — 5.1%
Advanced Info Service PCL(8)	140,900	$ 775,966
Airports of Thailand PCL(1)(8)	734,000	1,475,456
Amata Corp. PCL(8)	203,300	105,418
AP Thailand PCL(8)	549,560	155,642
Bangkok Bank PCL(8)	64,400	242,867
Bangkok Chain Hospital PCL(8)	959,400	507,447
Bangkok Dusit Medical Services PCL(8)	2,493,000	1,764,548
Bangkok Expressway & Metro PCL(8)	1,324,754	328,269
Banpu PCL(8)	927,600	331,360
Berli Jucker PCL(8)	219,700	201,860
BTS Group Holdings PCL(8)	1,033,700	250,167
Bumrungrad Hospital PCL(8)	329,600	1,669,417
Central Pattana PCL(8)	276,500	477,857
Central Retail Corp. PCL(8)	705,000	699,137
CH. Karnchang PCL(8)	194,800	111,472
Charoen Pokphand Foods PCL(8)	487,600	359,169
Chularat Hospital PCL(8)	5,372,700	562,268
CP ALL PCL(8)	474,700	806,454
Delta Electronics (Thailand) PCL(8)	354,300	3,350,816
Electricity Generating PCL(8)	33,200	165,893
Energy Absolute PCL(8)	172,800	398,816
Global Power Synergy PCL(8)	76,700	140,142
Gulf Energy Development PCL(8)	418,400	551,173
Hana Microelectronics PCL(8)	534,100	618,697
Home Product Center PCL(8)	912,260	328,204
Indorama Ventures PCL(8)	346,871	462,246
Jasmine International PCL(1)(8)	2,504,800	244,225
Kasikornbank PCL(8)	83,600	356,747
Kiatnakin Phatra Bank PCL(8)	144,700	254,207
Krung Thai Bank PCL(8)	407,925	179,291
Land & Houses PCL(8)	1,034,900	244,524
Security	Shares	Value
Thailand (continued)
Mega Lifesciences PCL(8)	487,100	$ 696,645
Minor International PCL(1)(8)	1,555,236	1,500,509
PTT Exploration & Production PCL(8)	222,916	1,004,896
PTT Global Chemical PCL(8)	306,705	395,886
PTT PCL(8)	1,435,900	1,382,465
Quality House PCL(8)	3,330,683	198,000
Ratch Group PCL(8)	152,400	164,802
SCB X PCL(8)	78,000	229,444
Siam Cement PCL(8)	50,911	539,440
Siam Global House PCL(8)	521,018	271,468
Star Petroleum Refining PCL(8)	362,600	124,097
Supalai PCL(8)	314,400	165,503
SVI PCL(8)	794,000	158,889
Thai Beverage PCL	714,200	331,799
Thai Oil PCL(8)	175,500	256,059
Thai Union Group PCL(8)	480,092	232,502
TOA Paint Thailand PCL(8)	174,300	144,144
Total Access Communication PCL(8)	96,800	122,034
TPI Polene PCL(8)	2,914,200	128,685
True Corp. PCL(8)	4,118,582	536,897
TTW PCL(8)	544,700	163,269
VGI PCL(8)	1,361,600	192,117
WHA Corp. PCL(8)	3,200,800	277,565
		$ 27,336,870
Tunisia — 0.8%
Attijari Bank	28,110	$ 317,623
Banque de Tunisie	142,212	222,882
Banque Internationale Arabe de Tunisie	37,272	842,573
Banque Nationale Agricole	25,291	67,076
Carthage Cement(1)	469,841	213,111
Euro Cycles S.A.	38,028	415,330
Poulina Group	112,565	324,528
Societe d'Articles Hygieniques S.A.	120,815	340,092
Societe Frigorifique et Brasserie de Tunis S.A.	190,193	952,338
Telnet Holding	121,453	299,075
Union Internationale de Banques S.A.	42,491	211,589
		$ 4,206,217
Turkey — 4.9%
Akbank T.A.S.	653,709	$ 315,784
Aksa Akrilik Kimya Sanayii AS	99,477	344,827
Aksa Enerji Uretim AS(1)	848,574	1,227,582
Alarko Holding AS	111,584	219,481
Anadolu Efes Biracilik ve Malt Sanayii AS	82,503	134,879
Arcelik AS	198,034	861,992

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Portfolio of Investments — continued

Security	Shares	Value
Turkey (continued)
Aselsan Elektronik Sanayi Ve Ticaret AS	104,207	$ 142,889
Aydem Yenilenebilir Enerji AS(1)	330,373	181,376
Aygaz AS	186,206	414,567
BIM Birlesik Magazalar AS	307,203	1,491,977
Coca-Cola Icecek AS	48,719	378,138
Deva Holding AS	65,454	117,093
Dogan Sirketler Grubu Holding AS	691,379	145,864
Dogus Otomotiv Servis ve Ticaret AS	36,493	165,544
EGE Endustri VE Ticaret AS	1,386	186,618
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	316,915	190,170
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,877,325	457,413
Enerjisa Enerji AS(3)	428,209	349,537
Enka Insaat ve Sanayi AS	377,198	388,616
Eregli Demir ve Celik Fabrikalari TAS	495,852	806,500
Fenerbahce Futbol AS(1)	82,364	206,575
Ford Otomotiv Sanayi AS	57,940	933,824
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	197,041	226,532
Gubre Fabrikalari TAS(1)	24,199	103,063
Haci Omer Sabanci Holding AS	193,229	219,126
Hektas Ticaret TAS(1)	233,312	414,740
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	318,733	147,189
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	183,692	185,324
Is Gayrimenkul Yatirim Ortakligi AS(1)	1,765,796	1,504,973
Iskenderun Demir ve Celik AS	96,065	130,776
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	383,244	259,695
KOC Holding AS	254,868	562,760
Kordsa Teknik Tekstil AS	61,320	182,032
Koza Altin Isletmeleri AS(1)	11,800	119,963
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	124,600	194,655
Logo Yazilim Sanayi Ve Ticaret AS	226,598	516,723
Mavi Giyim Sanayi Ve Ticaret AS, Class B(3)	56,075	176,142
Migros Ticaret AS(1)	47,041	135,180
MLP Saglik Hizmetleri AS(1)(3)	257,375	505,253
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	2,521,933	437,457
Otokar Otomotiv Ve Savunma Sanayi AS	5,520	141,036
Pegasus Hava Tasimaciligi AS(1)	10,262	105,431
Petkim Petrokimya Holding AS(1)	631,618	332,647
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	149,602	118,660
Sasa Polyester Sanayi AS(1)	144,986	358,413
Selcuk Ecza Deposu Ticaret ve Sanayi AS	321,343	283,119
Sinpas Gayrimenkul Yatirim Ortakligi AS(1)	657,012	406,243
Sok Marketler Ticaret AS	163,210	112,337
TAV Havalimanlari Holding AS(1)	46,856	139,314
Tofas Turk Otomobil Fabrikasi AS	105,830	383,056
Security	Shares	Value
Turkey (continued)
Turk Hava Yollari AO(1)	190,941	$ 536,453
Turk Ilac VE Serum Sanayi AS(1)	295,257	157,027
Turk Telekomunikasyon AS	525,446	277,183
Turk Traktor ve Ziraat Makineleri AS	9,065	118,631
Turkcell Iletisim Hizmetleri AS	1,817,075	1,772,690
Turkiye Is Bankasi AS, Class C	714,074	188,682
Turkiye Petrol Rafinerileri AS(1)	221,253	3,487,654
Turkiye Sise ve Cam Fabrikalari AS	311,480	403,605
Turkiye Vakiflar Bankasi TAO(1)	535,128	115,150
Ulker Biskuvi Sanayi AS(1)	181,912	157,383
Vakif Gayrimenkul Yatirim Ortakligi AS(1)	2,185,690	268,326
Vestel Elektronik Sanayi ve Ticaret AS	88,858	126,114
Yapi ve Kredi Bankasi AS	1,188,286	309,536
Ziraat Gayrimenkul Yatirim Ortakligi AS	2,243,606	421,392
Zorlu Enerji Elektrik Uretim AS(1)	1,062,278	123,062
		$ 26,525,973
United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	94,316	$ 227,770
Abu Dhabi National Oil Co. for Distribution PJSC	223,509	256,989
Agthia Group PJSC	138,550	199,659
Air Arabia PJSC	646,580	366,697
Aldar Properties PJSC	753,712	914,565
Dana Gas PJSC	1,234,795	366,435
Dubai Investments PJSC	527,093	314,512
Emaar Properties PJSC	520,324	738,624
Emirates Telecommunications Group Co. PJSC	249,055	1,769,461
First Abu Dhabi Bank PJSC	296,080	1,515,076
		$ 6,669,788
Vietnam — 2.2%
An Phat Holdings JSC(1)	99,600	$ 51,437
Bank for Foreign Trade of Vietnam JSC	251,577	809,104
Bank for Investment and Development of Vietnam JSC	51,100	73,663
Development Investment Construction Corp.(1)	10	15
FLC Faros Construction JSC(1)	6	1
Gelex Group JSC(1)	309,000	259,592
HAGL JSC(1)	283,740	101,430
Ho Chi Minh City Infrastructure Investment JSC(1)	200,000	135,918
Hoa Phat Group JSC	1,629,993	1,562,243
Hoa Sen Group(1)	135,000	93,575
Hoang Huy Investment Financial Services JSC(1)	279,600	128,783
Khang Dien House Trading and Investment JSC(1)	69,400	116,124
KIDO Group Corp.	44,303	123,637
Kinh Bac City Development Share Holding Corp.(1)	327,160	460,750
Masan Group Corp.	229,632	1,106,968

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Portfolio of Investments — continued

Security	Shares	Value
Vietnam (continued)
No Va Land Investment Group Corp.(1)	151,200	$ 484,199
PetroVietnam Drilling & Well Services JSC(1)	182,889	130,282
PetroVietnam Fertilizer & Chemical JSC	80,500	176,398
PetroVietnam Gas JSC	62,630	311,138
Petrovietnam Power Corp.	1,105,600	645,684
PetroVietnam Technical Services Corp.	92,872	95,397
Petrovietnam Transportation Corp.	104,800	90,994
Phat Dat Real Estate Development Corp.(1)	67,877	151,193
Saigon - Hanoi Commercial Joint Stock Bank(1)	100,900	58,578
Saigon Beer Alcohol Beverage Corp.	22,900	152,205
Saigon Thuong Tin Commercial JSB(1)	132,900	122,914
SSI Securities Corp.	88,002	71,154
Thaiholdings JSC(1)	74,800	182,186
Thanh Thanh Cong - Bien Hoa JSC(1)	106,400	85,402
Viet Capital Securities JSC	47,100	67,016
Vietjet Aviation JSC(1)	160,594	897,589
Vietnam Airlines JSC(1)	173,300	115,657
Vietnam Construction and Import-Export JSC	192,392	144,578
Vietnam Dairy Products JSC	319,848	993,008
Vietnam National Petroleum Group	30	52
Viglacera Corp. JSC	76,800	173,232
Vincom Retail JSC(1)	229,413	281,934
Vingroup JSC(1)	320,579	1,013,491
Vinh Hoan Corp.	45,200	181,867
Vinhomes JSC(3)	165,800	443,121
		$ 12,092,509
Total Common Stocks (identified cost $356,911,830)		$534,815,444

Rights (1) — 0.0%(9)
Security	Shares	Value
Tunisia — 0.0%(9)
Banque de Tunisie, Exp. 5/10/52	118,510	$ 37,921
		$ 37,921
Vietnam — 0.0%(9)
SSI Securities Corp., Exp. 7/28/22	88,002	$ 7,187
		$ 7,187
Total Rights (identified cost $0)		$ 45,108

Short-Term Investments — 0.9%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(10)	236,162	$ 236,162
Total Affiliated Fund (identified cost $236,162)		$ 236,162

Securities Lending Collateral — 0.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(11)	4,509,953	$ 4,509,953
Total Securities Lending Collateral (identified cost $4,509,953)		$ 4,509,953
Total Short-Term Investments (identified cost $4,746,115)		$ 4,746,115
Total Investments — 99.8% (identified cost $361,657,945)		$539,606,667
Other Assets, Less Liabilities — 0.2%		$ 1,274,545
Net Assets — 100.0%		$540,881,212
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $7,004,718.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $19,090,631 or 3.5% of the Fund's net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of these securities is $1,361,224 or 0.3% of the Fund's net assets.
(6)	Trading of securities has been suspended.
(7)	Securities are traded on separate exchanges for the same entity.
(8)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Portfolio of Investments — continued

(9)	Amount is less than 0.05%.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(11)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	11.9%	$64,522,182
Consumer Staples	10.6	57,051,908
Industrials	10.5	56,882,401
Consumer Discretionary	9.6	51,937,359
Materials	9.5	51,581,697
Health Care	9.2	49,918,921
Energy	9.2	49,445,713
Communication Services	8.8	47,811,433
Information Technology	8.7	46,913,708
Real Estate	5.7	30,807,673
Utilities	5.2	27,987,557
Short-Term Investments	0.9	4,746,115
Total Investments	99.8%	$539,606,667
Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Statement of Assets and Liabilities

June 30, 2022
Assets
Unaffiliated investments, at value (identified cost $361,421,783) — including $7,004,718 of securities on loan	$ 539,370,505
Affiliated investment, at value (identified cost $236,162)	236,162
Foreign currency, at value (identified cost $5,756,704)	4,679,144
Dividends receivable	2,872,981
Dividends receivable from affiliated investment	22
Receivable for investments sold	1,828,205
Receivable for Fund shares sold	77,305
Securities lending income receivable	6,328
Tax reclaims receivable	189,322
Total assets	$549,259,974
Liabilities
Collateral for securities loaned	$ 4,509,953
Payable for investments purchased	198,973
Payable for Fund shares redeemed	1,279,514
Due to custodian	430,914
Payable to affiliates:
Investment adviser fee	209,044
Administration fee	232,280
Accrued foreign capital gains taxes	1,512,497
Accrued expenses	5,587
Total liabilities	$ 8,378,762
Net Assets	$540,881,212
Sources of Net Assets
Paid-in capital	$ 343,736,198
Distributable earnings	197,145,014
Net Assets	$540,881,212
Class I Shares
Net Assets	$ 540,881,212
Shares Outstanding	13,341,622
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 40.54

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Statement of Operations

Year Ended
June 30, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $3,133,686)	$ 24,468,896
Dividend income from affiliated investment	284
Securities lending income, net	113,496
Total investment income	$ 24,582,676
Expenses
Investment adviser fee	$ 3,127,095
Administration fee	3,474,550
Interest expense and fees	34,164
Total expenses	$ 6,635,809
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 71
Total expense reductions	$ 71
Net expenses	$ 6,635,738
Net investment income	$ 17,946,938
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $599,042)	$ 77,140,712
Foreign currency transactions	(1,528,263)
Net realized gain	$ 75,612,449
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $874,401)	$ (226,575,811)
Foreign currency	(254,264)
Net change in unrealized appreciation (depreciation)	$(226,830,075)
Net realized and unrealized loss	$(151,217,626)
Net decrease in net assets from operations	$(133,270,688)

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Statements of Changes in Net Assets

	Year Ended June 30,
	2022	2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 17,946,938	$ 15,658,582
Net realized gain	75,612,449	110,423,642
Net change in unrealized appreciation (depreciation)	(226,830,075)	158,356,023
Net increase (decrease) in net assets from operations	$(133,270,688)	$ 284,438,247
Distributions to shareholders:
Class I	$ (62,878,171)	$ (15,418,818)
Total distributions to shareholders	$ (62,878,171)	$ (15,418,818)
Transactions in shares of beneficial interest:
Class I	$ (101,943,307)	$ (531,504,934)
Net decrease in net assets from Fund share transactions	$(101,943,307)	$ (531,504,934)
Net decrease in net assets	$(298,092,166)	$ (262,485,505)
Net Assets
At beginning of year	$ 838,973,378	$1,101,458,883
At end of year	$ 540,881,212	$ 838,973,378

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Financial Highlights

	Class I
	Year Ended June 30,
	2022	2021	2020	2019	2018
Net asset value — Beginning of year	$ 54.690	$ 40.370	$ 48.520	$ 48.590	$ 47.740
Income (Loss) From Operations
Net investment income(1)	$ 1.270	$ 0.859	$ 1.100	$ 1.042	$ 0.967
Net realized and unrealized gain (loss)	(10.799)	14.354	(7.971)	(0.110)	0.811
Total income (loss) from operations	$ (9.529)	$ 15.213	$ (6.871)	$ 0.932	$ 1.778
Less Distributions
From net investment income	$ (1.242)	$ (0.893)	$ (1.279)	$ (1.002)	$ (0.939)
From net realized gain	(3.379)	—	—	—	—
Total distributions	$ (4.621)	$ (0.893)	$ (1.279)	$ (1.002)	$ (0.939)
Redemption fees(1)(2)	$ —	$ —	$ —	$ —	$ 0.011(3)
Net asset value — End of year	$ 40.540	$ 54.690	$ 40.370	$ 48.520	$ 48.590
Total Return(4)	(18.63)%	37.89%	(14.61)%	2.12%	3.63%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$540,881	$838,973	$1,101,459	$2,341,680	$3,257,773
Ratios (as a percentage of average daily net assets):
Expenses	0.96% (5)	0.96%	0.96%	0.96%	0.95%
Net investment income	2.59%	1.79%	2.46%	2.21%	1.86%
Portfolio Turnover	14%	19%	2%	4%	6%
(1)	Computed using average shares outstanding.
(2)	Redemption fees were discontinued as of September 1, 2016.
(3)	Represents redemption fees that were inadvertently not charged in prior years that were paid to the Fund by the investment adviser.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the year ended June 30, 2022).

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Notes to Financial Statements

1  Significant Accounting Policies
Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Class I shares (renamed from Institutional Class effective April 29, 2022), which are sold at net asset value and are not subject to a sales charge.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Notes to Financial Statements — continued

As of June 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended June 30, 2022 and June 30, 2021 was as follows:
	Year Ended June 30,
	2022	2021
Ordinary income	$17,583,028	$15,418,818
Long-term capital gains	$45,295,143	$ —
During the year ended June 30, 2022, distributable earnings was decreased by $5,646,416 and paid-in capital was increased by $5,646,416 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Notes to Financial Statements — continued

As of June 30, 2022, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 9,609,984
Undistributed long-term capital gains	27,655,020
Net unrealized appreciation	159,880,010
Distributable earnings	$197,145,014
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 377,327,135
Gross unrealized appreciation	$ 230,845,880
Gross unrealized depreciation	(68,566,348)
Net unrealized appreciation	$ 162,279,532
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the year ended June 30, 2022, the investment adviser fee amounted to $3,127,095.
Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund.
Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended June 30, 2022, the investment adviser fee paid was reduced by $71 relating to the Fund's investment in the Liquidity Fund.
The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the year ended June 30, 2022, the administration fee amounted to $3,474,550. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM are paid for their services to the Fund by EVM and may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended June 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $98,514,583 and $247,947,449, respectively, for the year ended June 30, 2022.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Notes to Financial Statements — continued

5  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:
	Year Ended June 30, 2022		Year Ended June 30, 2021
	Shares	Amount	Shares	Amount
Class I
Sales	723,465	$ 34,471,162	659,393	$ 31,623,511
Issued to shareholders electing to receive payments of distributions in Fund shares	1,008,254	47,771,064	249,682	12,356,736
Redemptions	(3,730,748)	(184,185,533)	(12,851,336)	(575,485,181)
Net decrease	(1,999,029)	$(101,943,307)	(11,942,261)	$(531,504,934)
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average annual interest rate (excluding fees) for the year ended June 30, 2022 were $1,899,397 and 1.32%, respectively.
7  Overdraft Advances
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund's assets to the extent of any overdraft. At June 30, 2022, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $430,914. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at June 30, 2022. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at June 30, 2022. The Fund’s average overdraft advances during the year ended June 30, 2022 were not significant.
8  Securities Lending Agreement
The Fund has established a securities lending agreement with SSBT as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Notes to Financial Statements — continued

At June 30, 2022, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $7,004,718 and $7,536,966, respectively. Collateral received was comprised of cash of $4,509,953 and U.S. government and/or agencies securities of $3,027,013. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$4,509,953	$ —	$ —	$ —	$4,509,953
The carrying amount of the liability for collateral for securities loaned at June 30, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at June 30, 2022.
9  Investments in Affiliated Funds
At June 30, 2022, the value of the Fund's investment in affiliated funds was $236,162, which represents 0.1% of the Fund's net assets. Transactions in affiliated funds by the Fund for the year ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$4,752,916	$(4,516,754)	$ —	$ —	$236,162	$284	236,162
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 10,025,760	$ 267,090,845	$ 77,921	$ 277,194,526
Emerging Europe	190,984	68,046,892	0	68,237,876
Latin America	76,392,174	—	—	76,392,174
Middle East/Africa	2,657,702	106,369,727	3,963,439	112,990,868
Total Common Stocks	$89,266,620	$441,507,464**	$4,041,360	$534,815,444

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Rights	$ 37,921	$ 7,187	$ —	$ 45,108
Short-Term Investments:
Affiliated Fund	236,162	—	—	236,162
Securities Lending Collateral	4,509,953	—	—	4,509,953
Total Investments	$94,050,656	$441,514,651	$4,041,360	$539,606,667
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended June 30, 2022 is not presented.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Series Trust II and Shareholders of Parametric Tax-Managed Emerging Markets Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Parametric Tax-Managed Emerging Markets Fund (the "Fund") (one of the funds constituting Eaton Vance Series Trust II), including the portfolio of investments, as of June 30, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 18, 2022
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2023 will show the tax status of all distributions paid to your account in calendar year 2022. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the foreign tax credit and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended June 30, 2022, the Fund designates approximately $26,903,527, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Foreign Tax Credit. For the fiscal year ended June 30, 2022, the Fund paid foreign taxes of $3,564,021 and recognized foreign source income of $26,660,514.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2022, $73,985,099 or, if subsequently determined to be different, the net capital gain of such year.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1  for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Parametric Tax-Managed Emerging Markets Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in emerging markets. The Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the experience of the Sub-adviser’s investment professionals in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and custom benchmark indexes for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Adviser pays all ordinary operating expenses of the Fund (except for management fees). The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board did not find that, in light of the level of the Adviser’s 2021 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is warranted at this time.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Management and Organization

Fund Management. The Trustees of Eaton Vance Series Trust II (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110.  As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc.  EV is the trustee of each of EVM and BMR.  Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly-owned subsidiaries of Morgan Stanley.  Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below.  Each Trustee oversees 137 funds (with the exception of Mr. Bowser who oversees 111 funds and Ms. Wiser who oversees 136 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of Trust, and his former position with EVC, which was an affiliate of Trust prior to March 1, 2021.
Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc.
(investment management firm) (2012-2021).
Noninterested Trustees
Alan C. Bowser(1) 1962	Trustee	Since 2022	Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- present).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser(1) 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2022
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Jill R. Damon 1984	Secretary	Since 2022	Vice President of EVM and BMR since 2017. Formerly, associate at Dechert LLP (2009-2017).
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1) Mr. Bowser and Ms. Wiser began serving as a Trustee effective April 4, 2022.
The SAI for the Fund includes additional information about the Trustees and officers of Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 260-0761
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2050    6.30.22

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a

Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Parametric Tax-Managed Emerging Markets Fund (the “Fund”), is a series of Eaton Vance Series Trust II (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 2 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual reports.

(a)-(d)

The following table presents the aggregate fees billed to the Fund for the Fund’s fiscal years ended June 30, 2021 and June 30, 2022 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Parametric Tax-Managed Emerging Markets Fund

Fiscal Years Ended	6/30/2021	6/30/2022
Audit Fees	$79,250	$86,250
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,667	$3,675
All Other Fees(3)	$0	$0

Total(4)	$92,917	$89,925

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
(4)	Fees are paid by the Fund’s administrator pursuant to the terms of its administrative services agreement.

The Series comprising the Trust have varying fiscal year ends (June 30 and October 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T, for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/20	6/30/21	10/31/21	6/30/22
Audit Fees	$90,350	$79,250	$90,461	$86,250
Audit-Related Fees(1)	$0	$0	$0	$0
Tax Fees(2)	$14,791	$13,667	$21,941	$3,675
All Other Fees(3)	$0	$0	$0	$0

Total	$105,141	$92,917	$112,402	$89,925

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(4)	Fees are paid by the Fund’s administrator pursuant to the terms of its administrative services agreement.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series respective principal accountant for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/20	6/30/21	10/31/21	6/30/22
Registrant(1)	$14,791	$13,667	$21,941	$3,675
Eaton Vance(2)	$51,800	$98,500	$51,800	$0

(1)

Includes all of the Series in the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds. As of June 15, 2020, no series of the Trust were “feeder” funds in a “master-feeder” fund structure or fund of funds.

(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	August 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 22, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	August 22, 2022